American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
November 30, 2023

Avantis International Equity Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.6%
29Metals Ltd.(1)	7,709	2,513
Accent Group Ltd.	11,453	13,659
Adairs Ltd.(2)	1,603	1,643
Adbri Ltd.(1)	5,681	7,664
Aeris Resources Ltd.(1)(2)	34,799	2,522
AGL Energy Ltd.	14,580	90,784
Alkane Resources Ltd.(1)	15,781	6,950
Alliance Aviation Services Ltd.(1)	1,918	3,665
Allkem Ltd.(1)	10,004	56,707
ALS Ltd.	3,419	27,569
Altium Ltd.	2,351	69,749
Alumina Ltd.(1)	14,872	7,151
AMP Ltd.	105,215	64,894
Ampol Ltd.	6,760	152,334
Ansell Ltd.	811	12,698
ANZ Group Holdings Ltd.	34,956	562,311
APA Group	15,429	86,834
Appen Ltd.(1)(2)	340	140
ARB Corp. Ltd.(2)	740	15,361
Ardent Leisure Group Ltd.(1)(2)	1,272	356
Aristocrat Leisure Ltd.	5,270	141,034
ARN Media Ltd.	1,854	1,167
ASX Ltd.	1,086	41,644
Atlas Arteria Ltd.	11,695	44,759
Aurelia Metals Ltd.(1)	47,081	3,406
Aurizon Holdings Ltd.	61,698	143,920
Austal Ltd.	8,146	10,074
Australian Agricultural Co. Ltd.(1)	2,182	1,935
Australian Clinical Labs Ltd.(2)	1,433	2,476
Australian Ethical Investment Ltd.	906	2,940
Australian Finance Group Ltd.(2)	3,111	3,101
Baby Bunting Group Ltd.	1,932	2,130
Bank of Queensland Ltd.(2)	17,390	63,196
Bapcor Ltd.	7,332	26,048
Beach Energy Ltd.	81,937	79,834
Bega Cheese Ltd.	7,118	15,010
Bendigo & Adelaide Bank Ltd.	13,647	80,295
BHP Group Ltd., ADR(2)	23,788	1,450,116
BlueScope Steel Ltd.	15,101	207,146
Boral Ltd.(1)	7,744	25,362
Brambles Ltd.	26,483	233,384
Brickworks Ltd.	1,087	18,022
Capricorn Metals Ltd.(1)	7,595	23,914
CAR Group Ltd.	3,074	56,487
Cedar Woods Properties Ltd.	1,766	5,441
Challenger Ltd.	11,808	46,185
Champion Iron Ltd.	12,420	61,982
Cleanaway Waste Management Ltd.	4,609	7,482
Cochlear Ltd.	509	91,802

Codan Ltd.(2)	230	1,382
Coles Group Ltd.	17,974	181,899
Collins Foods Ltd.	1,103	8,213
Commonwealth Bank of Australia	10,583	731,088
Computershare Ltd.	4,159	64,870
Cooper Energy Ltd.(1)	77,024	5,350
Coronado Global Resources, Inc.	22,324	24,072
Costa Group Holdings Ltd.	7,789	15,962
Credit Corp. Group Ltd.	1,437	12,238
CSL Ltd.	2,342	406,353
CSR Ltd.	14,311	55,424
Deep Yellow Ltd.(1)	23,459	15,847
Deterra Royalties Ltd.	10,305	33,695
Domino's Pizza Enterprises Ltd.	834	29,601
Downer EDI Ltd.	3,856	10,791
Eagers Automotive Ltd.	3,210	28,399
Elders Ltd.	290	1,406
Emeco Holdings Ltd.(2)	5,966	2,400
Endeavour Group Ltd.	16,888	54,945
Estia Health Ltd.	7,864	15,972
Evolution Mining Ltd.	32,690	87,851
EVT Ltd.	2,827	20,322
FleetPartners Group Ltd.(1)	5,402	10,056
Fortescue Metals Group Ltd.	24,812	407,435
Genesis Minerals Ltd.(1)(2)	2,344	2,851
Gold Road Resources Ltd.	24,253	31,050
GrainCorp Ltd., A Shares	3,047	15,353
Grange Resources Ltd.	38,316	10,865
GWA Group Ltd.	2,433	3,157
Hansen Technologies Ltd.	2,687	9,484
Harvey Norman Holdings Ltd.(2)	25,322	65,753
Healius Ltd.(1)	2,245	2,218
Helia Group Ltd.	19,452	53,006
HUB24 Ltd.	1,022	22,686
Humm Group Ltd.(2)	743	216
IDP Education Ltd.	2,177	32,569
IGO Ltd.	10,398	58,507
Iluka Resources Ltd.	11,247	51,075
Incitec Pivot Ltd.	37,058	71,405
Infomedia Ltd.	4,782	4,720
Inghams Group Ltd.	13,930	34,939
Insurance Australia Group Ltd.	12,174	47,804
James Hardie Industries PLC(1)	6,574	209,937
JB Hi-Fi Ltd.	3,271	103,270
Jervois Global Ltd.(1)	11,618	314
Johns Lyng Group Ltd.	4,602	17,973
Judo Capital Holdings Ltd.(1)	5,674	3,355
Jumbo Interactive Ltd.	936	8,404
Jupiter Mines Ltd.	20,273	2,330
Karoon Energy Ltd.(1)	50,463	66,412
Lendlease Corp. Ltd.	13,960	61,022
Leo Lithium Ltd.(1)(2)	33,200	11,078
Lifestyle Communities Ltd.	1,709	18,853
Link Administration Holdings Ltd.(2)	16,737	15,127
Lovisa Holdings Ltd.(2)	2,065	26,167

Lynas Rare Earths Ltd.(1)	10,025	43,662
Macmahon Holdings Ltd.	6,093	723
Macquarie Group Ltd.	1,686	187,814
Magellan Financial Group Ltd.	8,366	41,105
Mayne Pharma Group Ltd.	2,120	7,298
McMillan Shakespeare Ltd.	2,289	26,933
Medibank Pvt Ltd.	41,677	95,286
Metcash Ltd.	19,169	45,824
Mineral Resources Ltd.	2,550	102,357
MMA Offshore Ltd.(1)	19,522	20,401
Monadelphous Group Ltd.	3,593	33,576
Mount Gibson Iron Ltd.(1)	15,532	5,319
Myer Holdings Ltd.(2)	36,580	12,552
MyState Ltd.	613	1,244
National Australia Bank Ltd.	25,117	470,458
Netwealth Group Ltd.	1,149	11,290
New Energy Solar Ltd.(1)	2,331	97
New Hope Corp. Ltd.(2)	28,128	96,365
NEXTDC Ltd.(1)	3,651	31,351
nib holdings Ltd.	9,988	50,031
Nick Scali Ltd.	2,166	15,711
Nine Entertainment Co. Holdings Ltd.(2)	24,862	31,729
Northern Star Resources Ltd.	11,867	99,164
NRW Holdings Ltd.	21,026	38,740
Nufarm Ltd.	11,295	35,338
OFX Group Ltd.(1)	3,710	3,516
Omni Bridgeway Ltd.(1)	6,182	6,331
oOh!media Ltd.	5,524	5,255
Orica Ltd.	7,377	75,924
Origin Energy Ltd.	32,923	179,612
Orora Ltd.	24,080	40,342
Pacific Current Group Ltd.	220	1,190
Paladin Energy Ltd.(1)	44,959	28,741
Peet Ltd.	1,161	935
Perenti Ltd.(1)	35,469	24,553
Perseus Mining Ltd.	58,475	74,017
PEXA Group Ltd.(1)	1,176	9,282
Pilbara Minerals Ltd.(2)	87,326	208,809
Platinum Asset Management Ltd.	17,853	14,469
Premier Investments Ltd.	2,657	42,797
Pro Medicus Ltd.(2)	793	46,308
PWR Holdings Ltd.	1,505	9,907
Qantas Airways Ltd.(1)	10,546	36,917
QBE Insurance Group Ltd.	21,421	217,958
Qube Holdings Ltd.	16,040	30,889
Ramelius Resources Ltd.	41,720	46,838
Ramsay Health Care Ltd.	1,299	42,181
REA Group Ltd.	612	62,763
Red 5 Ltd.(1)	101,401	23,343
Reece Ltd.	610	7,782
Regis Resources Ltd.(1)	36,080	46,116
Resimac Group Ltd.	2,359	1,387
Resolute Mining Ltd.(1)(2)	111,229	31,857
Ridley Corp. Ltd.	9,738	14,770
Rio Tinto Ltd.	3,372	276,859

Sandfire Resources Ltd.(1)	16,560	66,870
Santos Ltd.	85,006	384,452
SEEK Ltd.	1,698	26,759
Select Harvests Ltd.(2)	1,691	3,773
Seven Group Holdings Ltd.	1,190	25,221
Seven West Media Ltd.(1)	35,885	5,925
Sierra Rutile Holdings Ltd.(1)(2)	7,537	548
Sigma Healthcare Ltd.	23,896	11,047
Silver Lake Resources Ltd.(1)	22,909	16,452
Sims Ltd.	3,753	33,032
SiteMinder Ltd.(1)	7,630	24,395
SmartGroup Corp. Ltd.	213	1,210
Solvar Ltd.(2)	3,577	2,464
Sonic Healthcare Ltd.	9,045	175,030
South32 Ltd.	78,181	157,140
Southern Cross Media Group Ltd.	4,053	2,807
St. Barbara Ltd.(1)	9,352	1,299
Stanmore Resources Ltd.(1)	13,354	34,082
Star Entertainment Group Ltd. (Sydney)(1)(2)	59,748	20,691
Steadfast Group Ltd.	4,527	16,847
Suncorp Group Ltd.	17,029	157,215
Super Retail Group Ltd.	5,157	47,272
Syrah Resources Ltd.(1)	10,036	4,198
Technology One Ltd.	6,561	67,877
Telstra Group Ltd.	46,157	116,632
TPG Telecom Ltd.	527	1,643
Transurban Group	11,567	98,828
Treasury Wine Estates Ltd.	8,166	57,751
Tuas Ltd.(1)	517	829
Ventia Services Group Pty Ltd.	4,120	8,174
Viva Energy Group Ltd.	31,180	63,219
Washington H Soul Pattinson & Co. Ltd.	5,196	114,757
Wesfarmers Ltd.	13,222	459,935
West African Resources Ltd.(1)	32,437	19,958
Westgold Resources Ltd.(1)	31,395	44,125
Westpac Banking Corp.	39,310	554,414
Whitehaven Coal Ltd.	34,611	162,372
WiseTech Global Ltd.	468	20,610
Woodside Energy Group Ltd.	14,051	285,479
Woodside Energy Group Ltd., ADR(2)	5,413	110,046
Woolworths Group Ltd.	9,824	226,446
Worley Ltd.	1,148	12,842
Xero Ltd.(1)	581	39,612
Yancoal Australia Ltd.(2)	14,124	45,493
		14,209,054
Austria — 0.3%
ANDRITZ AG	554	30,057
AT&S Austria Technologie & Systemtechnik AG	1,130	30,310
BAWAG Group AG(1)	552	28,793
CA Immobilien Anlagen AG	255	8,317
DO & CO. AG	67	9,187
Erste Group Bank AG	2,736	110,648
Eurotelesites AG(1)	616	2,236
EVN AG	1,107	32,537
Immofinanz AG(1)	996	20,558

Lenzing AG(1)	128	4,869
Oesterreichische Post AG	665	22,785
OMV AG	1,372	58,583
Porr Ag	59	773
Raiffeisen Bank International AG	3,020	50,356
Semperit AG Holding	239	3,679
Telekom Austria AG(1)	2,467	19,507
UNIQA Insurance Group AG	1,663	13,708
Verbund AG	551	52,489
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,780
voestalpine AG	1,471	41,349
Wienerberger AG	1,008	28,759
		576,280
Belgium — 0.9%
Ackermans & van Haaren NV	356	58,794
Ageas SA	3,675	158,274
AGFA-Gevaert NV(1)	2,083	3,085
Anheuser-Busch InBev SA, ADR(2)	4,290	269,970
Argenx SE, ADR(1)	254	114,455
Barco NV	1,189	19,984
Bekaert SA	1,481	68,746
bpost SA	3,655	18,392
Cie d'Entreprises CFE	208	1,660
Deceuninck NV	1,645	4,067
Deme Group NV	208	22,050
D'ieteren Group	333	56,903
Elia Group SA	357	38,692
Etablissements Franz Colruyt NV	1,857	80,164
Euronav NV	4,515	80,880
EVS Broadcast Equipment SA	45	1,384
Fagron	2,461	46,632
Galapagos NV, ADR(1)(2)	686	25,677
Gimv NV	622	29,734
KBC Ancora	1,121	44,246
KBC Group NV	3,497	200,474
Kinepolis Group NV	280	13,868
Lotus Bakeries NV	8	69,477
Melexis NV	511	47,039
Proximus SADP	5,194	49,849
Recticel SA	118	1,300
Shurgard Self Storage Ltd.	488	21,156
Solvay SA	1,500	173,760
Tessenderlo Group SA	527	15,833
UCB SA	1,607	118,853
Umicore SA	3,887	103,874
VGP NV	302	31,090
		1,990,362
Canada — 10.3%
ADENTRA, Inc.	1,000	18,873
Advantage Energy Ltd.(1)	9,400	64,424
Aecon Group, Inc.	3,160	26,827
Africa Oil Corp.(2)	8,100	15,102
AG Growth International, Inc.	500	18,648
AGF Management Ltd., Class B	1,000	5,350
Agnico Eagle Mines Ltd.	4,748	254,904

Air Canada(1)	900	11,693
Alamos Gold, Inc., Class A	8,600	127,452
Alaris Equity Partners Income	100	1,122
Algoma Steel Group, Inc.(2)	1,600	13,465
Algonquin Power & Utilities Corp.(2)	3,400	20,972
Alimentation Couche-Tard, Inc.	5,500	313,718
AltaGas Ltd.(2)	1,300	26,442
Altius Minerals Corp.(2)	500	7,174
Andlauer Healthcare Group, Inc.	600	17,687
ARC Resources Ltd.	19,588	312,380
Argonaut Gold, Inc.(1)	5,100	1,616
Aris Mining Corp.(1)	2,600	8,297
Atco Ltd., Class I	2,000	54,608
Athabasca Oil Corp.(1)	23,500	67,195
Atrium Mortgage Investment Corp.(2)	700	5,210
AutoCanada, Inc.(1)(2)	1,000	13,530
B2Gold Corp.	34,153	115,274
Ballard Power Systems, Inc.(1)(2)	2,100	7,475
Bank of Montreal	6,505	533,938
Bank of Nova Scotia	12,839	574,323
Barrick Gold Corp. (Toronto)	14,651	257,401
Bausch Health Cos., Inc.(1)	920	6,563
Baytex Energy Corp.(2)	19,550	75,350
BCE, Inc.	600	23,625
Birchcliff Energy Ltd.(2)	12,327	59,048
Bird Construction, Inc.(2)	2,700	23,678
Black Diamond Group Ltd.	2,000	12,558
Bombardier, Inc., Class B(1)	584	20,167
Bonterra Energy Corp.(1)	1,100	4,904
Boralex, Inc., A Shares(2)	1,900	43,168
Boyd Group Services, Inc.	199	37,945
Brookfield Asset Management Ltd., Class A(2)	1,015	35,538
Brookfield Corp.(2)	3,850	135,791
Brookfield Infrastructure Corp., Class A	106	3,292
Brookfield Reinsurance Ltd.(1)	211	7,423
Brookfield Renewable Corp., Class A(2)	700	18,571
BRP, Inc.	600	37,054
CAE, Inc.(1)	2,500	49,707
Calfrac Well Services Ltd.(1)	1,600	5,306
Calibre Mining Corp.(1)	12,100	11,592
Cameco Corp.(2)	2,200	101,022
Canacol Energy Ltd.(2)	419	2,177
Canada Goose Holdings, Inc.(1)(2)	600	6,655
Canadian Imperial Bank of Commerce	11,829	489,043
Canadian National Railway Co.	3,732	433,060
Canadian Natural Resources Ltd.	10,900	727,845
Canadian Pacific Kansas City Ltd.	2,500	179,981
Canadian Tire Corp. Ltd., Class A(2)	500	52,010
Canadian Utilities Ltd., A Shares	2,500	56,008
Canadian Western Bank	1,900	41,026
Canfor Corp.(1)	1,800	21,290
Capital Power Corp.	3,600	97,896
Capstone Copper Corp.(1)	9,500	38,926
Cardinal Energy Ltd.(2)	4,800	23,842
Cargojet, Inc.(2)	300	21,750

Cascades, Inc.(2)	4,200	38,009
CCL Industries, Inc., Class B	1,800	74,191
Celestica, Inc.(1)	3,800	102,383
Cenovus Energy, Inc.	23,538	417,524
Centerra Gold, Inc.	6,800	41,643
CES Energy Solutions Corp.	13,800	35,086
CGI, Inc.(1)	1,700	172,850
Chorus Aviation, Inc.(1)(2)	1,800	2,932
CI Financial Corp.	3,100	32,121
Cogeco Communications, Inc.	300	11,516
Cogeco, Inc.(2)	100	3,450
Computer Modelling Group Ltd.	2,700	20,057
Constellation Software, Inc.	200	469,774
Corus Entertainment, Inc., B Shares(2)	2,600	1,111
Crescent Point Energy Corp.	21,717	152,841
Crew Energy, Inc.(1)(2)	8,600	30,485
Definity Financial Corp.	1,800	49,041
Descartes Systems Group, Inc.(1)	600	48,736
Docebo, Inc.(1)	400	17,816
Dollarama, Inc.	2,700	196,090
Doman Building Materials Group Ltd.	4,300	21,200
Dorel Industries, Inc., Class B(1)(2)	500	1,853
DREAM Unlimited Corp., Class A(2)	400	5,952
Dundee Precious Metals, Inc.	4,590	33,894
Eldorado Gold Corp. (Toronto)(1)	6,000	78,750
Element Fleet Management Corp.	9,700	156,264
Emera, Inc.	3,800	133,551
Empire Co. Ltd., Class A	3,400	92,407
Enbridge, Inc.	7,000	244,416
Enerflex Ltd.	4,000	17,156
Enerplus Corp.	7,148	113,519
Enghouse Systems Ltd.(2)	300	7,535
Ensign Energy Services, Inc.(1)(2)	8,600	13,182
EQB, Inc.	1,100	61,933
Equinox Gold Corp.(1)(2)	7,893	43,218
ERO Copper Corp.(1)	2,600	32,037
Evertz Technologies Ltd.	400	3,611
Exco Technologies Ltd.	200	1,135
Extendicare, Inc.(2)	900	4,623
Fairfax Financial Holdings Ltd.	400	367,669
Finning International, Inc.	4,000	101,728
Firm Capital Mortgage Investment Corp.	600	4,492
First Majestic Silver Corp.(2)	6,000	35,860
First Mining Gold Corp.(1)	9,000	895
First National Financial Corp.	400	10,833
First Quantum Minerals Ltd.	7,200	58,950
FirstService Corp.(2)	200	31,385
Fission Uranium Corp.(1)(2)	12,000	8,932
Fortis, Inc.(2)	4,628	185,400
Fortuna Silver Mines, Inc.(1)(2)	7,799	30,232
Franco-Nevada Corp.	1,200	134,401
Freehold Royalties Ltd.(2)	4,800	49,275
Frontera Energy Corp.(1)	1,500	9,396
Galiano Gold, Inc.(1)(2)	1,100	713
Gear Energy Ltd.(2)	16,300	8,048

George Weston Ltd.(2)	800	93,828
GFL Environmental, Inc.(2)	1,600	45,915
Gibson Energy, Inc.	2,500	37,732
Gildan Activewear, Inc.	1,700	61,538
goeasy Ltd.	400	39,288
Great-West Lifeco, Inc.(2)	5,100	163,003
Headwater Exploration, Inc.	10,500	54,939
Heroux-Devtek, Inc.(1)	600	6,690
High Liner Foods, Inc.(2)	200	1,605
Hudbay Minerals, Inc.(2)	7,262	32,967
Hut 8 Mining Corp.(1)(2)	9,500	18,203
Hydro One Ltd.	5,200	144,548
i-80 Gold Corp.(1)	800	1,285
iA Financial Corp., Inc.	3,700	247,067
IAMGOLD Corp.(1)	17,100	43,350
IGM Financial, Inc.(2)	600	14,897
Imperial Oil Ltd.(2)	3,700	208,456
Innergex Renewable Energy, Inc.	2,300	16,289
Intact Financial Corp.	1,900	294,462
Interfor Corp.(1)	1,700	26,008
International Petroleum Corp.(1)(2)	3,727	45,319
Ivanhoe Mines Ltd., Class A(1)	2,400	21,419
Kelt Exploration Ltd.(1)	10,100	49,944
Keyera Corp.(2)	5,700	143,534
Kinross Gold Corp.	41,100	242,308
Knight Therapeutics, Inc.(1)(2)	2,400	9,109
Labrador Iron Ore Royalty Corp.(2)	1,800	41,705
Largo, Inc.(1)(2)	700	1,434
Laurentian Bank of Canada(2)	1,000	19,050
Lightspeed Commerce, Inc.(1)	1,300	20,885
Linamar Corp.	1,300	55,192
Loblaw Cos. Ltd.	1,500	129,334
Lumine Group, Inc.(1)	300	5,151
Lundin Gold, Inc.	3,300	39,640
Lundin Mining Corp.(2)	11,400	78,971
Magna International, Inc.(2)	5,700	307,316
Major Drilling Group International, Inc.(1)	3,271	18,585
Manulife Financial Corp.	29,000	568,053
Martinrea International, Inc.	2,900	25,603
MCAN Mortgage Corp.	400	4,596
MEG Energy Corp.(1)	9,700	183,428
Methanex Corp.(2)	2,100	89,636
Metro, Inc.	1,900	95,228
MTY Food Group, Inc.(2)	200	7,591
Mullen Group Ltd.	2,800	27,072
National Bank of Canada	5,400	357,838
New Gold, Inc.(1)	14,500	20,089
North American Construction Group Ltd.(2)	1,300	26,758
North West Co., Inc.	1,300	34,269
Northland Power, Inc.(2)	5,280	85,837
Nutrien Ltd.	6,500	347,669
NuVista Energy Ltd.(1)	6,900	59,595
Obsidian Energy Ltd.(1)(2)	3,300	24,927
OceanaGold Corp.	18,400	32,272
Onex Corp.	1,200	81,173

Open Text Corp.(2)	2,300	92,020
Osisko Gold Royalties Ltd. (Toronto)	3,000	43,951
Osisko Mining, Inc.(1)	1,400	2,940
Pan American Silver Corp.(2)	6,162	96,543
Paramount Resources Ltd., A Shares(2)	3,000	59,074
Parex Resources, Inc.	4,600	94,342
Parkland Corp.	3,500	114,547
Pason Systems, Inc.	3,200	33,959
Pembina Pipeline Corp.(2)	6,400	214,080
Peyto Exploration & Development Corp.(2)	8,400	77,441
Pine Cliff Energy Ltd.(2)	6,700	7,011
Pizza Pizza Royalty Corp.	200	2,086
Polaris Renewable Energy, Inc.(2)	400	3,814
Power Corp. of Canada	2,705	74,854
PrairieSky Royalty Ltd.	2,300	42,256
Precision Drilling Corp.(1)	800	46,274
Premium Brands Holdings Corp.	600	39,057
Quarterhill, Inc.(2)	800	979
Quebecor, Inc., Class B	1,800	39,941
RB Global, Inc.(2)	1,400	88,986
Real Matters, Inc.(1)(2)	3,450	14,009
Restaurant Brands International, Inc.(2)	2,900	206,256
Richelieu Hardware Ltd.	1,300	41,195
Rogers Communications, Inc., Class B	5,300	228,217
Royal Bank of Canada	9,496	858,101
Russel Metals, Inc.	3,000	84,631
Sandstorm Gold Ltd.(2)	2,900	14,682
Saputo, Inc.(2)	1,800	34,993
Secure Energy Services, Inc.	11,300	67,536
ShawCor Ltd.(1)	4,000	40,827
Shopify, Inc., Class A(1)	4,100	298,673
Sienna Senior Living, Inc.	100	787
Silvercorp Metals, Inc.	5,300	15,272
Sleep Country Canada Holdings, Inc.	600	10,479
SNC-Lavalin Group, Inc.(2)	700	21,697
Softchoice Corp.(2)	1,100	13,538
Spartan Delta Corp.(2)	4,800	10,683
Spin Master Corp., VTG Shares	1,000	24,319
SSR Mining, Inc.(2)	2,809	33,142
Stantec, Inc.	1,400	104,328
Stelco Holdings, Inc.(2)	1,300	42,259
Strathcona Resources Ltd.(1)	271	4,454
Sun Life Financial, Inc.(2)	4,700	237,329
Suncor Energy, Inc.	20,766	684,676
Superior Plus Corp.	3,300	24,076
Surge Energy, Inc.(2)	5,700	32,345
Tamarack Valley Energy Ltd.(2)	21,200	57,494
Taseko Mines Ltd.(1)	3,500	4,230
TC Energy Corp.	8,886	333,254
Teck Resources Ltd., Class B	8,300	312,684
TELUS Corp.	134	2,398
TELUS Corp. (Toronto)	3,300	59,047
TFI International, Inc.	1,000	118,324
Thomson Reuters Corp.	700	97,797
Tidewater Midstream & Infrastructure Ltd.(2)	8,200	6,043

Timbercreek Financial Corp.(2)	1,500	7,130
TMX Group Ltd.	1,500	32,389
Torex Gold Resources, Inc.(1)	3,738	40,219
Toromont Industries Ltd.	1,000	80,696
Toronto-Dominion Bank	13,865	845,418
Total Energy Services, Inc.	1,600	9,303
Tourmaline Oil Corp.	6,800	329,138
TransAlta Corp.(2)	4,800	39,052
Transcontinental, Inc., Class A	1,260	10,326
Treasury Metals, Inc.(1)	300	40
Trican Well Service Ltd.	13,400	40,685
Tricon Residential, Inc. (Toronto)(2)	5,288	41,659
Vermilion Energy, Inc.(2)	6,933	87,573
Victoria Gold Corp.(1)	1,300	6,467
Viemed Healthcare, Inc.(1)	200	1,551
Wajax Corp.	500	9,849
Wesdome Gold Mines Ltd.(1)	2,200	14,202
West Fraser Timber Co. Ltd.	1,572	114,018
Western Forest Products, Inc.(2)	5,500	2,594
Westshore Terminals Investment Corp.	600	11,505
Wheaton Precious Metals Corp.	2,600	127,131
Whitecap Resources, Inc.(2)	22,696	156,887
Winpak Ltd.	500	14,440
WSP Global, Inc.	1,300	179,947
Yangarra Resources Ltd.(1)	4,100	4,170
		22,193,931
Denmark — 2.8%
Alm Brand A/S	21,735	35,733
Ambu A/S, Class B(1)	1,513	20,589
AP Moller - Maersk A/S, A Shares	64	99,285
AP Moller - Maersk A/S, B Shares	106	167,375
Bang & Olufsen A/S(1)	1,614	2,284
Bavarian Nordic A/S(1)	1,131	27,555
Carlsberg AS, B Shares	546	67,739
cBrain A/S	582	20,939
Chemometec A/S	181	9,068
Chr Hansen Holding A/S	968	77,516
Coloplast A/S, B Shares	598	70,562
D/S Norden A/S	1,124	50,998
Danske Bank A/S	9,891	256,270
Demant A/S(1)	632	26,804
Dfds A/S	1,450	44,858
DSV A/S	825	124,118
Genmab A/S, ADR(1)	5,400	170,694
GN Store Nord AS(1)	283	6,660
H Lundbeck A/S	3,924	18,731
H Lundbeck A/S, A Shares	981	4,232
H+H International A/S, B Shares(1)	331	3,706
ISS A/S	387	6,666
Jyske Bank A/S(1)	1,549	107,247
Nilfisk Holding A/S(1)	257	4,104
NKT A/S(1)	942	58,495
NNIT A/S(1)	254	3,272
Novo Nordisk A/S, ADR	33,186	3,379,662
Novozymes A/S, B Shares	2,575	133,529

Orsted AS	1,620	76,282
Pandora A/S	1,550	209,247
Per Aarsleff Holding A/S	1,039	49,154
Ringkjoebing Landbobank A/S	587	81,465
ROCKWOOL A/S, B Shares	198	53,534
Royal Unibrew A/S	767	49,553
Schouw & Co. A/S	303	23,704
Solar A/S, B Shares	136	8,621
SP Group A/S	96	2,809
Spar Nord Bank A/S	2,302	34,975
Sydbank AS	1,368	60,124
Topdanmark AS	1,561	73,521
TORM PLC, Class A	2,330	66,362
Tryg A/S	2,333	50,344
Vestas Wind Systems A/S(1)	7,599	210,117
		6,048,503
Finland — 0.8%
Aktia Bank Oyj	500	4,759
Anora Group Oyj(2)	109	495
Cargotec Oyj, B Shares	1,209	60,964
Citycon Oyj(1)(2)	1,917	10,859
Elisa Oyj	863	38,629
Finnair Oyj(1)	25,656	1,039
Fortum Oyj	3,183	44,708
Harvia Oyj(2)	623	16,965
HKScan Oyj, A Shares(1)(2)	1,333	1,067
Huhtamaki Oyj(2)	439	17,012
Kemira Oyj	3,156	53,087
Kesko Oyj, B Shares	3,922	75,017
Kojamo Oyj	1,599	17,823
Kone Oyj, B Shares	2,858	127,226
Konecranes Oyj	891	35,267
Mandatum Oyj(1)	4,664	19,957
Marimekko Oyj	615	8,288
Metsa Board Oyj, Class B(2)	4,677	35,791
Metso Oyj	6,870	67,675
Musti Group Oyj(1)	248	7,111
Neste Oyj	3,545	135,074
Nokia Oyj, ADR(2)	34,582	120,345
Nokian Renkaat Oyj(2)	3,168	25,766
Oriola Oyj, B Shares	441	501
Orion Oyj, Class B	2,087	82,796
Outokumpu Oyj(2)	8,208	38,676
Puuilo Oyj	1,119	10,620
Revenio Group Oyj	298	7,495
Sampo Oyj, A Shares	4,664	203,972
Sanoma Oyj	490	3,693
Stora Enso Oyj, R Shares	7,800	101,350
TietoEVRY Oyj	97	2,130
Tokmanni Group Corp.(2)	974	13,698
UPM-Kymmene Oyj	6,855	239,818
Valmet Oyj(2)	1,331	35,525
Wartsila Oyj Abp	6,032	83,356
YIT Oyj(2)	5,343	11,201
		1,759,755

France — 9.9%
ABC arbitrage	396	2,188
Accor SA	2,378	82,682
Aeroports de Paris SA	732	90,257
Air France-KLM(1)	804	10,195
Air Liquide SA	3,722	705,617
Airbus SE	5,438	808,157
AKWEL SADIR	46	778
ALD SA	4,580	31,551
Alstom SA(2)	1,620	20,074
Alten SA	263	36,012
Amundi SA	513	31,622
APERAM SA	1,478	49,237
ArcelorMittal SA, NY Shares(2)	12,738	320,870
Arkema SA	2,469	251,239
Aubay	27	1,066
AXA SA	17,284	538,922
Beneteau SACA	1,248	15,279
Bigben Interactive(1)	62	236
BioMerieux	776	83,584
BNP Paribas SA	10,433	655,892
Bollore SE	12,196	69,772
Bonduelle SCA	188	2,151
Bouygues SA	5,422	206,317
Bureau Veritas SA	5,500	133,160
Capgemini SE	984	201,680
Carrefour SA	13,100	248,373
Casino Guichard Perrachon SA(1)(2)	675	480
Cellectis SA, ADR(1)	316	942
Cie de Saint-Gobain SA	10,452	681,428
Cie des Alpes	1,031	15,843
Cie Generale des Etablissements Michelin SCA	18,759	630,797
Cie Plastic Omnium SE	2,929	36,417
Clariane SE(2)	780	1,840
Coface SA	4,209	51,202
Credit Agricole SA	19,596	256,817
Danone SA	2,522	162,172
Dassault Aviation SA	775	153,921
Dassault Systemes SE	3,545	166,262
Derichebourg SA	3,292	17,147
Edenred SE	1,558	84,860
Eiffage SA	2,632	266,834
Elis SA	536	10,335
Engie SA	25,721	446,339
Eramet SA	355	27,374
EssilorLuxottica SA	1,385	264,462
Esso SA Francaise	168	9,867
Etablissements Maurel et Prom SA	4,068	28,614
Eurazeo SE	1,052	79,053
Euroapi SA(1)	956	5,420
Eurofins Scientific SE	1,326	77,139
Euronext NV	633	52,547
Eutelsat Communications SA(1)(2)	11,276	46,554
Fnac Darty SA(2)	114	3,274
Focus Entertainment(1)	53	1,269

Forvia SE(1)	896	17,685
Gaztransport Et Technigaz SA	1,596	215,280
Getlink SE	12,478	228,012
Hermes International SCA	238	493,258
ID Logistics Group SACA(1)	79	24,943
Imerys SA	922	26,842
Infotel SA	51	2,669
Interparfums SA	522	28,073
Ipsen SA	1,641	185,016
IPSOS SA	281	15,148
Jacquet Metals SACA(2)	231	4,602
JCDecaux SE(1)	1,994	38,008
Kaufman & Broad SA	197	6,087
Kering SA	971	417,694
La Francaise des Jeux SAEM	2,967	107,364
Legrand SA	1,109	106,962
LISI SA	253	6,182
L'Oreal SA	828	389,070
LVMH Moet Hennessy Louis Vuitton SE	1,863	1,425,716
Maisons du Monde SA	672	3,426
Manitou BF SA	243	5,613
Mersen SA	1,007	36,679
Metropole Television SA	937	12,792
Nacon SA(1)	39	71
Neoen SA	272	8,318
Nexans SA	811	63,856
Nexity SA	557	8,413
Novacyt SA(1)(2)	1,610	1,313
Orange SA, ADR(2)	36,483	435,972
Orpea SA(1)(2)	451	9
Pernod Ricard SA	1,518	262,250
Publicis Groupe SA	1,906	161,070
Remy Cointreau SA	170	20,206
Renault SA	7,778	305,666
Rexel SA	7,097	171,264
Rubis SCA	851	20,689
Safran SA	6,509	1,144,459
Sanofi SA, ADR	13,322	622,803
Sartorius Stedim Biotech	148	33,373
Schneider Electric SE	1,558	286,754
SCOR SE	3,011	95,082
SEB SA	778	88,698
SES SA	16,651	99,024
SES-imagotag SA(1)	151	16,974
SMCP SA(1)	707	2,680
Societe BIC SA	586	39,434
Societe Generale SA	16,580	417,262
Sodexo SA	690	73,942
SOITEC(1)	473	85,810
Solutions 30 SE(1)(2)	1,773	4,565
Sopra Steria Group SACA	213	43,937
SPIE SA	1,881	55,080
STMicroelectronics NV, NY Shares	14,053	666,674
Technip Energies NV	2,687	62,676
Teleperformance SE	503	70,588

Television Francaise 1 SA	741	5,707
Thales SA	1,288	192,463
TotalEnergies SE, ADR(2)	25,646	1,745,210
Trigano SA	377	58,204
Ubisoft Entertainment SA(1)	5,384	153,241
Valeo SE	8,649	125,587
Vallourec SACA(1)	2,986	43,934
Veolia Environnement SA	4,951	156,083
Verallia SA	3,007	107,059
Vicat SACA	827	29,708
Vinci SA	8,929	1,092,402
Virbac SACA	6	1,875
Vivendi SE	12,173	115,217
Wavestone	105	5,451
Worldline SA(1)	673	10,460
X-Fab Silicon Foundries SE(1)	3,679	42,250
		21,227,004
Germany — 7.2%
1&1 AG	1,290	23,586
7C Solarparken AG	2,864	10,994
Adesso SE	58	6,194
adidas AG	908	190,075
ADLER Group SA(1)	223	85
Allianz SE	3,221	809,894
Amadeus Fire AG	60	7,912
Aroundtown SA(1)	26,921	63,395
Atoss Software AG	106	24,829
AURELIUS Equity Opportunities SE & Co. KGaA	862	12,301
Aurubis AG	774	64,019
Auto1 Group SE(1)	2,268	14,320
BASF SE	8,114	377,442
Bayer AG	4,528	154,989
Bayerische Motoren Werke AG	4,424	461,611
Bayerische Motoren Werke AG, Preference Shares	926	87,997
BayWa AG	414	13,397
Bechtle AG	2,619	129,881
Beiersdorf AG	1,086	152,230
Bertrandt AG	99	4,934
Bijou Brigitte AG	20	913
Bilfinger SE	1,000	38,594
Borussia Dortmund GmbH & Co. KGaA(1)	4,118	16,348
BRANICKS Group AG	312	1,078
Brenntag SE	3,293	284,887
CANCOM SE	635	19,011
Carl Zeiss Meditec AG, Bearer Shares	459	41,217
CECONOMY AG(1)	4,325	10,366
Cewe Stiftung & Co. KGAA	242	25,835
Commerzbank AG	22,127	270,870
CompuGroup Medical SE & Co. KgaA	693	26,691
Continental AG	2,620	203,330
Covestro AG(1)	5,389	283,387
CropEnergies AG	1,158	9,060
CTS Eventim AG & Co. KGaA	1,155	79,227
Daimler Truck Holding AG	13,380	434,528
Delivery Hero SE(1)	1,180	37,404

Dermapharm Holding SE	489	21,702
Deutsche Bank AG	34,693	431,928
Deutsche Beteiligungs AG	216	6,074
Deutsche Boerse AG	2,109	400,939
Deutsche Lufthansa AG(1)	19,192	166,952
Deutsche Pfandbriefbank AG	2,973	18,324
Deutsche Post AG	11,398	535,581
Deutsche Telekom AG	27,107	649,708
Deutz AG	2,787	13,197
Dr. Ing. h.c. F. Porsche AG, Preference Shares	336	30,782
Draegerwerk AG & Co. KGaA	78	3,801
Draegerwerk AG & Co. KGaA, Preference Shares	416	23,429
E.ON SE	24,831	322,755
Elmos Semiconductor SE	204	17,639
ElringKlinger AG	121	773
Encavis AG(1)	3,168	47,170
Energiekontor AG	210	15,124
Evonik Industries AG	4,934	92,269
Fielmann AG	995	52,441
flatexDEGIRO AG(1)	1,036	12,070
Fraport AG Frankfurt Airport Services Worldwide(1)	927	53,023
Freenet AG	1,980	55,558
Fresenius Medical Care AG & Co. KGaA, ADR	1,743	35,749
Fresenius SE & Co. KGaA	368	11,686
FUCHS SE, Preference Shares	2,064	87,373
GEA Group AG	2,344	86,245
Gerresheimer AG	984	93,236
Grand City Properties SA(1)	1,895	18,789
GRENKE AG	746	18,657
Hamburger Hafen und Logistik AG(1)	771	13,669
Hannover Rueck SE	1,283	306,205
Heidelberg Materials AG	3,120	254,685
Heidelberger Druckmaschinen AG(1)	3,633	5,001
HelloFresh SE(1)	5,544	85,011
Henkel AG & Co. KGaA	460	32,141
Henkel AG & Co. KGaA, Preference Shares	1,106	87,009
Hensoldt AG	1,277	33,596
HOCHTIEF AG	490	53,019
Hornbach Holding AG & Co. KGaA	279	18,034
Hugo Boss AG	1,887	132,262
Indus Holding AG	450	9,883
Infineon Technologies AG	17,249	665,545
Init Innovation in Traffic Systems SE	40	1,407
Instone Real Estate Group SE	786	5,267
JOST Werke SE	365	16,527
Jungheinrich AG, Preference Shares	1,935	62,980
K+S AG	6,264	92,911
KION Group AG	2,271	82,817
Kloeckner & Co. SE	2,934	30,801
Knorr-Bremse AG	1,835	115,133
Koenig & Bauer AG(1)	246	3,051
Kontron AG	1,638	39,060
Krones AG	571	64,516
KSB SE & Co. KGaA, Preference Shares	15	9,020
KWS Saat SE & Co. KGaA	122	6,758

Lang & Schwarz AG	141	1,195
Lanxess AG	1,807	43,960
LEG Immobilien SE(1)	971	74,406
Leifheit AG	4	70
Mercedes-Benz Group AG	7,217	469,245
Merck KGaA	375	65,686
METRO AG(1)	5,078	34,024
MLP SE	786	4,296
MTU Aero Engines AG	789	161,690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	583,963
Mutares SE & Co. KGaA	412	14,320
Nagarro SE(1)	105	9,552
Nemetschek SE	560	48,889
New Work SE	30	2,411
Norma Group SE	783	13,256
OHB SE(1)	22	1,016
Patrizia SE	274	2,104
Pfeiffer Vacuum Technology AG	80	13,199
Porsche Automobil Holding SE, Preference Shares	2,508	122,638
ProSiebenSat.1 Media SE	1,940	12,227
publity AG(1)	24	414
Puma SE	1,771	114,381
QIAGEN NV(1)	1,910	78,616
Rational AG	74	47,458
Rheinmetall AG	989	298,165
RTL Group SA	47	1,693
RWE AG	4,494	192,632
SAF-Holland SE	2,776	44,790
Salzgitter AG	583	17,293
SAP SE, ADR	3,018	480,224
Sartorius AG, Preference Shares	245	79,063
Schaeffler AG, Preference Shares	4,079	22,582
Scout24 SE	760	52,957
SGL Carbon SE(1)(2)	2,080	13,789
Siemens AG	4,181	702,335
Siemens Energy AG(1)	5,149	60,835
Siemens Healthineers AG	1,492	86,120
Siltronic AG	432	41,164
SMA Solar Technology AG(1)	156	9,496
Stabilus SE	666	41,679
Steico SE	77	2,468
STO SE & Co. KGaA, Preference Shares	45	5,958
Stroeer SE & Co. KGaA	604	35,178
Suedzucker AG	1,714	26,228
Symrise AG	665	74,853
TAG Immobilien AG(1)(2)	4,674	64,039
Talanx AG(1)	2,031	147,400
TeamViewer SE(1)	3,705	53,741
Telefonica Deutschland Holding AG	28,077	71,979
thyssenkrupp AG	17,983	135,625
UmweltBank AG	260	2,221
Uniper SE(1)	1,851	7,815
United Internet AG	1,451	32,485
Villeroy & Boch AG, Preference Shares	155	2,950
Vitesco Technologies Group AG, Class A(1)	674	68,883

Volkswagen AG	355	46,067
Volkswagen AG, Preference Shares	1,800	208,934
Vonovia SE	12,683	352,756
Wacker Chemie AG	657	80,405
Wacker Neuson SE	447	8,285
Washtec AG	108	3,920
Wuestenrot & Wuerttembergische AG	218	3,110
Zalando SE(1)	3,630	86,547
		15,527,793
Hong Kong — 1.8%
AIA Group Ltd.	77,468	666,002
ASMPT Ltd.	9,100	93,171
AustAsia Group Ltd.(1)	2,080	453
Bank of East Asia Ltd.	47,800	57,935
BOC Hong Kong Holdings Ltd.	52,000	139,033
Bright Smart Securities & Commodities Group Ltd.	14,000	2,382
Budweiser Brewing Co. APAC Ltd.	14,200	25,071
Cafe de Coral Holdings Ltd.	16,000	19,669
Chow Sang Sang Holdings International Ltd.	5,000	5,628
CITIC Telecom International Holdings Ltd.	25,000	9,582
CK Asset Holdings Ltd.	34,906	165,293
CK Hutchison Holdings Ltd.	22,500	112,883
CK Infrastructure Holdings Ltd.	11,500	56,948
CLP Holdings Ltd.	21,500	167,118
Comba Telecom Systems Holdings Ltd.	18,000	2,121
Cowell e Holdings, Inc.(1)(2)	11,000	27,640
Dah Sing Banking Group Ltd.	16,800	10,898
Dah Sing Financial Holdings Ltd.	3,200	6,600
DFI Retail Group Holdings Ltd.(2)	2,300	5,112
E-Commodities Holdings Ltd.	82,000	14,989
Esprit Holdings Ltd.(1)	5,100	235
ESR Group Ltd.	7,800	10,027
Fairwood Holdings Ltd.	2,000	2,510
Far East Consortium International Ltd.	16,500	2,955
First Pacific Co. Ltd.	24,000	9,518
Futu Holdings Ltd., ADR(1)	705	38,014
Galaxy Entertainment Group Ltd.	8,000	41,385
Giordano International Ltd.	52,000	17,769
Guotai Junan International Holdings Ltd.	40,000	3,173
Haitong International Securities Group Ltd.(1)(2)	34,100	6,509
Hang Lung Group Ltd.	28,000	37,481
Hang Lung Properties Ltd.	49,000	65,511
Hang Seng Bank Ltd.	5,000	55,269
Henderson Land Development Co. Ltd.	27,000	73,288
HK Electric Investments & HK Electric Investments Ltd.	28,500	16,383
HKT Trust & HKT Ltd.	41,000	43,736
Hong Kong & China Gas Co. Ltd.	52,332	35,930
Hong Kong Exchanges & Clearing Ltd.	4,000	141,610
Hong Kong Technology Venture Co. Ltd.(1)	27,000	8,528
Hongkong & Shanghai Hotels Ltd.(1)	1,000	745
Hongkong Land Holdings Ltd.	30,100	96,949
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,689
Hysan Development Co. Ltd.	18,000	33,752
IRC Ltd.(1)(2)	202,000	2,486
Jardine Matheson Holdings Ltd.	4,100	158,791

Johnson Electric Holdings Ltd.	17,000	26,305
K Wah International Holdings Ltd.	11,000	2,604
Kerry Logistics Network Ltd.	728	638
Kerry Properties Ltd.	10,000	16,835
Luk Fook Holdings International Ltd.	12,000	33,478
Man Wah Holdings Ltd.	44,400	29,753
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	15,300
MGM China Holdings Ltd.(1)	800	880
Modern Dental Group Ltd.	6,000	3,003
MTR Corp. Ltd.	23,000	82,443
New World Development Co. Ltd.	29,000	43,153
Oriental Watch Holdings(2)	24,828	13,254
Pacific Basin Shipping Ltd.	190,000	57,652
Pacific Century Premium Developments Ltd.(1)	2,268	69
Pacific Textiles Holdings Ltd.	12,000	2,235
PAX Global Technology Ltd.	25,000	18,493
PC Partner Group Ltd.	8,000	3,105
PCCW Ltd.	27,024	13,694
Perfect Medical Health Management Ltd.	7,000	3,065
Power Assets Holdings Ltd.	10,000	52,167
Sa Sa International Holdings Ltd.(1)	4,000	543
Sands China Ltd.(1)	11,600	28,449
Shangri-La Asia Ltd.(1)	10,000	6,603
Shun Tak Holdings Ltd.(1)	58,000	7,791
Singamas Container Holdings Ltd.	96,000	6,134
Sino Land Co. Ltd.	72,495	72,951
SITC International Holdings Co. Ltd.	40,000	60,402
SJM Holdings Ltd.(1)(2)	17,500	5,197
Stella International Holdings Ltd.	15,000	18,263
Sun Hung Kai & Co. Ltd.	10,000	2,819
Sun Hung Kai Properties Ltd.	17,500	171,582
Swire Pacific Ltd., Class A	13,500	87,490
Swire Properties Ltd.	12,600	24,469
Techtronic Industries Co. Ltd.	5,500	55,880
Texhong International Group Ltd.(1)(2)	4,000	2,701
Texwinca Holdings Ltd.	4,000	517
Theme International Holdings Ltd.(1)(2)	80,000	5,935
United Energy Group Ltd.(2)	340,000	32,106
United Laboratories International Holdings Ltd.	54,000	55,368
Value Partners Group Ltd.(2)	10,000	3,124
Vitasoy International Holdings Ltd.	6,000	6,532
VTech Holdings Ltd.	10,000	58,971
WH Group Ltd.	264,423	169,832
Wharf Real Estate Investment Co. Ltd.	20,000	63,036
Wynn Macau Ltd.(1)(2)	7,600	5,452
Xinyi Glass Holdings Ltd.	31,000	35,652
Yue Yuen Industrial Holdings Ltd.	30,000	34,396
		3,934,092
Ireland — 0.4%
AIB Group PLC	30,590	141,832
Bank of Ireland Group PLC	21,652	202,723
Cairn Homes PLC	18,229	25,265
Dalata Hotel Group PLC	6,843	30,725
FBD Holdings PLC	510	6,191
Glanbia PLC	4,457	75,381

Glenveagh Properties PLC(1)	34,927	40,796
ICON PLC(1)	165	44,045
Kerry Group PLC, A Shares	888	71,874
Kingspan Group PLC	1,815	144,229
Origin Enterprises PLC	6,048	22,805
Smurfit Kappa Group PLC	4,274	162,378
Uniphar PLC	1,590	3,930
		972,174
Israel — 0.8%
AFI Properties Ltd.(1)	174	6,830
Africa Israel Residences Ltd.	154	8,010
Airport City Ltd.(1)	717	11,232
Alony Hetz Properties & Investments Ltd.	1,692	11,537
Amot Investments Ltd.	2,002	10,193
Ashdod Refinery Ltd.(1)	298	6,651
Ashtrom Group Ltd.	462	6,574
AudioCodes Ltd.	183	2,073
Azrieli Group Ltd.	181	10,498
Bank Hapoalim BM	13,673	115,514
Bank Leumi Le-Israel BM	11,663	87,421
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	38,941
Big Shopping Centers Ltd.(1)	98	8,760
Blue Square Real Estate Ltd.	143	9,004
Caesarstone Ltd.(1)	67	272
Carasso Motors Ltd.	1,555	5,417
Cellcom Israel Ltd.(1)	2,364	8,107
Check Point Software Technologies Ltd.(1)	666	97,236
Clal Insurance Enterprises Holdings Ltd.(1)	1,225	18,038
Cognyte Software Ltd.(1)	134	687
CyberArk Software Ltd.(1)	144	28,695
Danel Adir Yeoshua Ltd.	47	3,781
Delek Automotive Systems Ltd.	1,513	9,067
Delek Group Ltd.	352	45,389
Delta Galil Ltd.	164	6,310
Elbit Systems Ltd.	225	44,826
Electra Consumer Products 1970 Ltd.	158	3,119
Electra Ltd.	28	10,630
Energix-Renewable Energies Ltd.	6,124	19,341
Equital Ltd.(1)	507	14,237
Fattal Holdings 1998 Ltd.(1)	115	11,812
FIBI Holdings Ltd.	572	24,678
First International Bank of Israel Ltd.	813	32,530
FMS Enterprises Migun Ltd.	27	863
Fox Wizel Ltd.	130	8,322
G City Ltd.	640	2,024
Gav-Yam Lands Corp. Ltd.	433	3,202
Harel Insurance Investments & Financial Services Ltd.	2,182	16,261
Hilan Ltd.	298	15,240
ICL Group Ltd.	12,646	63,700
IDI Insurance Co. Ltd.	30	735
Inmode Ltd.(1)	1,395	33,131
Inrom Construction Industries Ltd.	1,146	3,056
Isracard Ltd.	4,656	18,195
Israel Corp. Ltd.(1)	71	17,800
Israel Discount Bank Ltd., A Shares	14,278	68,753

Israel Land Development Co. Ltd.	808	6,624
Isras Investment Co. Ltd.	46	8,675
Ituran Location & Control Ltd.	393	10,548
Kamada Ltd.(1)	160	735
Kenon Holdings Ltd.	115	2,539
Kornit Digital Ltd.(1)	40	744
M Yochananof & Sons Ltd.	68	2,550
Matrix IT Ltd.	212	3,959
Mediterranean Towers Ltd.	327	687
Mega Or Holdings Ltd.	162	3,049
Melisron Ltd.	469	32,583
Menora Mivtachim Holdings Ltd.	483	11,386
Migdal Insurance & Financial Holdings Ltd.	14,966	17,011
Mivne Real Estate KD Ltd.	11,516	30,292
Mizrahi Tefahot Bank Ltd.	1,929	68,763
Monday.com Ltd.(1)	85	15,286
Nano Dimension Ltd., ADR(1)	4,753	10,932
Neto Malinda Trading Ltd.(1)	370	3,872
Next Vision Stabilized Systems Ltd.	2,783	20,390
Nice Ltd., ADR(1)	301	57,115
Nova Ltd.(1)	378	48,085
Novolog Ltd.	5,599	1,953
Oil Refineries Ltd.	133,147	41,803
One Software Technologies Ltd.	600	7,490
Partner Communications Co. Ltd.(1)	3,082	13,471
Paz Oil Co. Ltd.(1)	298	25,522
Perion Network Ltd.(1)	533	15,332
Phoenix Holdings Ltd.	2,948	28,092
Property & Building Corp. Ltd.(1)	45	2,000
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	15,128
Retailors Ltd.	194	3,471
Sapiens International Corp. NV	45	1,141
Scope Metals Group Ltd.(1)	181	4,745
Shapir Engineering & Industry Ltd.	1,813	10,828
Shikun & Binui Ltd.(1)	12,876	33,562
Shufersal Ltd.(1)	3,883	17,751
Strauss Group Ltd.(1)	509	9,771
Summit Real Estate Holdings Ltd.(1)	420	5,322
Taro Pharmaceutical Industries Ltd.(1)	51	1,836
Tel Aviv Stock Exchange Ltd.(1)	917	5,036
Tera Light Ltd.(1)	69	125
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	97,905
Tower Semiconductor Ltd.(1)	396	10,857
Wix.com Ltd.(1)	297	30,145
ZIM Integrated Shipping Services Ltd.(2)	2,026	14,182
		1,721,985
Italy — 2.5%
A2A SpA	46,575	100,169
ACEA SpA	668	9,126
Amplifon SpA	1,006	31,269
Arnoldo Mondadori Editore SpA	2,193	4,947
Ascopiave SpA	1,761	4,328
Assicurazioni Generali SpA	6,628	137,264
Azimut Holding SpA	3,385	82,323
Banca Generali SpA(2)	1,640	58,451

Banca IFIS SpA	489	8,371
Banca Mediolanum SpA	3,320	29,541
Banca Monte dei Paschi di Siena SpA(1)	8,457	28,731
Banca Popolare di Sondrio SpA	10,739	66,561
Banco BPM SpA	19,755	109,439
BFF Bank SpA	5,766	66,063
BPER Banca	24,612	92,091
Brembo SpA	1,664	19,601
Brunello Cucinelli SpA	1,155	95,582
Buzzi SpA	2,170	63,386
Carel Industries SpA(2)	333	8,443
Cementir Holding NV	699	6,704
CIR SpA-Compagnie Industriali(1)	10,844	5,074
CNH Industrial NV	13,693	145,556
Credito Emiliano SpA	1,683	14,967
d'Amico International Shipping SA	4,527	26,805
Danieli & C Officine Meccaniche SpA	239	7,092
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	35,040
Davide Campari-Milano NV	2,453	26,792
De' Longhi SpA	2,128	65,642
DiaSorin SpA	42	3,981
Digital Bros SpA(2)	352	3,851
Digital Value SpA(2)	81	4,932
doValue SpA	489	1,561
Enav SpA	4,093	14,628
Enel SpA	34,142	241,276
Eni SpA, ADR(2)	11,854	392,841
ERG SpA	1,547	44,370
Ferrari NV	870	313,528
Fila SpA	454	3,966
FinecoBank Banca Fineco SpA	7,515	101,410
Hera SpA	29,062	91,846
Infrastrutture Wireless Italiane SpA	943	11,661
Interpump Group SpA	205	9,552
Intesa Sanpaolo SpA	124,619	359,226
Iren SpA	32,681	72,643
Italgas SpA	5,116	28,501
Iveco Group NV(1)	7,727	62,857
Leonardo SpA	4,135	63,460
Maire Tecnimont SpA	6,298	29,498
Mediobanca Banca di Credito Finanziario SpA	7,391	86,761
MFE-MediaForEurope NV, Class A	8,147	19,765
MFE-MediaForEurope NV, Class B(2)	1,530	5,262
Moncler SpA	1,518	84,118
Nexi SpA(1)	1,732	13,511
OVS SpA	9,129	19,761
Piaggio & C SpA	5,336	15,417
Poste Italiane SpA	9,853	106,194
Prysmian SpA	2,088	80,542
RAI Way SpA	2,481	13,192
Recordati Industria Chimica e Farmaceutica SpA	641	30,871
Saipem SpA(1)	43,250	69,520
Salvatore Ferragamo SpA(2)	1,517	19,201
Sanlorenzo SpA(2)	180	7,815
Saras SpA	31,390	51,033

Sesa SpA	216	24,931
Snam SpA	28,121	141,693
Stellantis NV	21,380	464,681
Technogym SpA	3,932	34,227
Telecom Italia SpA(1)(2)	49,767	14,464
Telecom Italia SpA, Preference Shares(1)	37,591	11,139
Tenaris SA, ADR	967	33,526
Terna - Rete Elettrica Nazionale	10,393	83,738
UniCredit SpA	23,786	648,759
Unieuro SpA(2)	231	2,292
Unipol Gruppo SpA	5,271	30,236
Webuild SpA(2)	15,766	31,759
		5,349,354
Japan — 21.1%
77 Bank Ltd.	1,600	37,253
A&D HOLON Holdings Co. Ltd.	2,000	25,301
ABC-Mart, Inc.	900	14,827
Acom Co. Ltd.	1,400	3,299
Adastria Co. Ltd.	1,100	28,245
ADEKA Corp.	1,300	25,250
Advantest Corp.	6,800	211,291
Adventure, Inc.	200	6,876
Aeon Co. Ltd.	4,400	91,007
Aeon Delight Co. Ltd.	1,100	26,111
AEON Financial Service Co. Ltd.	3,500	29,990
Aeon Mall Co. Ltd.	2,500	29,049
AGC, Inc.	3,800	138,058
Ai Holdings Corp.	100	1,673
Aica Kogyo Co. Ltd.	1,300	29,232
Aichi Financial Group, Inc.	666	10,579
Aichi Steel Corp.	900	20,946
Aida Engineering Ltd.	200	1,177
Aiful Corp.	3,700	9,483
Ain Holdings, Inc.	400	12,178
Air Water, Inc.	4,100	53,799
Aisan Industry Co. Ltd.	1,000	8,876
Aisin Corp.	3,600	132,960
Ajinomoto Co., Inc.	3,700	138,132
Akatsuki, Inc.	100	1,561
Alconix Corp.	1,900	16,966
Alfresa Holdings Corp.	4,700	75,689
Alpen Co. Ltd.(2)	400	5,269
Alps Alpine Co. Ltd.	6,100	53,401
Altech Corp.	300	5,527
Amada Co. Ltd.	6,300	63,236
Amano Corp.	1,300	27,581
Amvis Holdings, Inc.	400	7,768
ANA Holdings, Inc.(1)	3,100	63,970
AOKI Holdings, Inc.	100	800
Aoyama Trading Co. Ltd.	1,700	18,211
Aozora Bank Ltd.(2)	2,800	57,595
Arata Corp.	400	16,908
Arclands Corp.	2,022	22,503
Arcs Co. Ltd.	1,400	25,711
ARE Holdings, Inc.	2,300	29,640

Argo Graphics, Inc.	700	17,687
Arisawa Manufacturing Co. Ltd.	200	1,480
Aruhi Corp.	200	1,131
AS One Corp.	200	6,859
Asahi Co. Ltd.	300	2,665
Asahi Diamond Industrial Co. Ltd.(2)	1,700	10,572
Asahi Group Holdings Ltd.	1,600	59,238
Asahi Intecc Co. Ltd.	1,400	27,161
Asahi Kasei Corp.	20,400	141,637
Asahi Yukizai Corp.	500	14,319
Asanuma Corp.	200	4,996
Asics Corp.	1,600	57,342
ASKA Pharmaceutical Holdings Co. Ltd.	500	6,152
ASKUL Corp.	1,100	16,060
Astellas Pharma, Inc.	5,000	60,939
Astena Holdings Co. Ltd.	1,500	5,035
Aucnet, Inc.	1,000	12,443
Autobacs Seven Co. Ltd.	2,500	26,083
Avant Group Corp.	1,200	12,069
Awa Bank Ltd.	300	5,067
Axial Retailing, Inc.	600	15,794
Azbil Corp.	800	25,838
AZ-Com Maruwa Holdings, Inc.	400	4,064
Bandai Namco Holdings, Inc.	5,100	101,415
Bando Chemical Industries Ltd.	2,300	24,309
Bank of Iwate Ltd.	200	3,349
Bank of Nagoya Ltd.	200	7,538
Bank of the Ryukyus Ltd.	900	6,820
Base Co. Ltd.	300	6,742
BayCurrent Consulting, Inc.	1,600	53,690
Belc Co. Ltd.	400	17,225
Belluna Co. Ltd.	800	3,385
Benefit One, Inc.(2)	1,800	18,411
Benesse Holdings, Inc.	1,100	19,381
BIPROGY, Inc.	2,100	60,620
BML, Inc.	800	15,869
Bridgestone Corp.	6,000	247,655
Brother Industries Ltd.	4,200	70,911
Bunka Shutter Co. Ltd.	2,100	19,606
C Uyemura & Co. Ltd.	400	28,673
Calbee, Inc.	1,300	24,355
Canon Marketing Japan, Inc.	400	10,101
Canon, Inc., ADR	2,778	71,575
Capcom Co. Ltd.	1,800	60,410
Carenet, Inc.	800	4,544
Casio Computer Co. Ltd.	700	5,913
Cawachi Ltd.	200	3,445
Celsys, Inc.(2)	900	4,460
Central Glass Co. Ltd.	1,000	18,410
Central Japan Railway Co.	4,000	95,961
Chiba Bank Ltd.	9,600	72,038
Chiba Kogyo Bank Ltd.	3,100	17,441
Chori Co. Ltd.	1,100	20,706
Chubu Electric Power Co., Inc.	4,900	60,537
Chubu Shiryo Co. Ltd.	400	2,935

Chubu Steel Plate Co. Ltd.	1,400	18,629
Chudenko Corp.	200	3,286
Chugai Pharmaceutical Co. Ltd.	4,900	173,052
Chugin Financial Group, Inc.	3,300	23,631
Chugoku Electric Power Co., Inc.	5,800	38,349
Citizen Watch Co. Ltd.	6,900	40,562
CMIC Holdings Co. Ltd.	400	7,145
CMK Corp.	200	1,017
Coca-Cola Bottlers Japan Holdings, Inc.	3,400	46,621
COLOPL, Inc.	600	2,469
Colowide Co. Ltd.	1,200	18,115
Computer Engineering & Consulting Ltd.	300	3,641
COMSYS Holdings Corp.	1,500	32,483
Comture Corp.	200	2,724
Concordia Financial Group Ltd.	16,700	78,599
Cosmo Energy Holdings Co. Ltd.	2,400	91,205
Cosmos Pharmaceutical Corp.	300	31,665
Create Restaurants Holdings, Inc.	2,400	16,952
Create SD Holdings Co. Ltd.(2)	200	4,134
Credit Saison Co. Ltd.	5,200	87,710
Creek & River Co. Ltd.	500	7,079
CTI Engineering Co. Ltd.	200	6,571
CyberAgent, Inc.	7,700	46,467
Cybozu, Inc.	700	9,815
Dai Nippon Printing Co. Ltd.	2,200	61,791
Daicel Corp.	5,200	49,982
Dai-Dan Co. Ltd.	400	3,999
Daido Steel Co. Ltd.	1,000	46,306
Daiei Kankyo Co. Ltd.	1,500	23,526
Daifuku Co. Ltd.	3,000	56,515
Daihen Corp.	500	19,693
Daiho Corp.	400	9,866
Daiichi Jitsugyo Co. Ltd.	600	7,770
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,348
Dai-ichi Life Holdings, Inc.	11,000	230,600
Daiichi Sankyo Co. Ltd.	5,900	159,873
Daikin Industries Ltd.	1,300	194,115
Daikoku Denki Co. Ltd.(2)	600	14,020
Daikokutenbussan Co. Ltd.	200	8,343
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	5,996
Daio Paper Corp.(2)	1,900	13,443
Daiseki Co. Ltd.	660	17,484
Daishi Hokuetsu Financial Group, Inc.	900	24,042
Daishinku Corp.	1,400	8,027
Daito Pharmaceutical Co. Ltd.	220	2,894
Daito Trust Construction Co. Ltd.	1,200	132,186
Daiwa House Industry Co. Ltd.	3,900	110,816
Daiwa Securities Group, Inc.	18,400	118,970
Daiwabo Holdings Co. Ltd.	2,800	55,078
DCM Holdings Co. Ltd.	1,000	8,633
DeNA Co. Ltd.	1,000	10,159
Denka Co. Ltd.	2,300	41,163
Denso Corp.	6,800	106,717
Dentsu Group, Inc.(2)	1,900	51,180
Denyo Co. Ltd.	200	2,919

Dexerials Corp.(2)	1,400	43,948
DIC Corp.	1,600	26,335
Digital Arts, Inc.	300	9,755
Dip Corp.	300	6,415
Disco Corp.	1,200	260,345
Doshisha Co. Ltd.	400	5,712
Doutor Nichires Holdings Co. Ltd.	300	4,451
Dowa Holdings Co. Ltd.	1,500	53,291
DTS Corp.	700	16,657
Duskin Co. Ltd.	1,000	22,017
DyDo Group Holdings, Inc.	200	8,092
Eagle Industry Co. Ltd.	200	2,243
East Japan Railway Co.	1,700	91,822
Ebara Corp.	1,600	90,895
EDION Corp.	2,400	24,048
E-Guardian, Inc.	400	4,157
Eiken Chemical Co. Ltd.	1,200	13,373
Eisai Co. Ltd.	1,400	72,704
Eizo Corp.	600	19,782
Electric Power Development Co. Ltd.	5,300	82,353
en Japan, Inc.	1,300	22,747
ENEOS Holdings, Inc.	48,500	190,894
Enigmo, Inc.	600	1,549
Enplas Corp.(2)	300	27,053
ESPEC Corp.	200	3,196
Exedy Corp.	1,200	20,691
EXEO Group, Inc.	2,800	58,934
Ezaki Glico Co. Ltd.	900	24,844
Fancl Corp.	300	4,623
FANUC Corp.	3,000	83,298
Fast Retailing Co. Ltd.	900	228,642
FCC Co. Ltd.	1,500	18,543
Ferrotec Holdings Corp.	2,100	42,420
First Bank of Toyama Ltd.	3,100	16,553
Fixstars Corp.	800	7,336
Food & Life Cos. Ltd.	800	15,478
Foster Electric Co. Ltd.	100	752
FP Corp.	1,300	24,524
France Bed Holdings Co. Ltd.	200	1,690
Fudo Tetra Corp.	100	1,481
Fuji Corp./Aichi	1,500	25,433
Fuji Electric Co. Ltd.	2,600	109,104
Fuji Kyuko Co. Ltd.	200	5,852
Fuji Media Holdings, Inc.	600	6,186
Fuji Seal International, Inc.	1,400	15,871
Fuji Soft, Inc.	400	16,179
Fujibo Holdings, Inc.	100	2,493
Fujicco Co. Ltd.	200	2,616
FUJIFILM Holdings Corp.	1,400	81,985
Fujikura Composites, Inc.	700	6,703
Fujikura Ltd.	8,100	62,429
Fujimori Kogyo Co. Ltd.	800	21,014
Fujitsu Ltd.	2,100	299,010
Fujiya Co. Ltd.	300	5,071
Fukuda Corp.	200	7,049

Fukui Computer Holdings, Inc.	500	8,925
Fukuoka Financial Group, Inc.	3,300	76,951
Fukushima Galilei Co. Ltd.	200	6,631
Fukuyama Transporting Co. Ltd.	1,000	24,832
FULLCAST Holdings Co. Ltd.	700	9,073
Funai Soken Holdings, Inc.	800	13,638
Furukawa Co. Ltd.	300	3,800
Furukawa Electric Co. Ltd.	1,600	25,748
Furuno Electric Co. Ltd.	100	1,225
Furyu Corp.	700	5,836
Futaba Industrial Co. Ltd.	4,100	23,753
Future Corp.	600	7,313
Fuyo General Lease Co. Ltd.	500	40,687
G-7 Holdings, Inc.	200	1,626
Gakken Holdings Co. Ltd.	1,500	9,893
Genki Sushi Co. Ltd.	1,200	25,837
Genky DrugStores Co. Ltd.	200	6,877
Geo Holdings Corp.	1,900	30,162
Giken Ltd.	400	5,031
GLOBERIDE, Inc.	400	5,477
Glory Ltd.	1,100	20,609
GMO Financial Holdings, Inc.	1,200	5,880
GMO internet group, Inc.	900	14,436
GMO Payment Gateway, Inc.	100	5,863
Godo Steel Ltd.	700	21,652
Goldcrest Co. Ltd.	500	6,776
Goldwin, Inc.	600	46,903
Gree, Inc.	3,600	13,810
GS Yuasa Corp.(2)	2,100	30,912
G-Tekt Corp.	900	10,618
GungHo Online Entertainment, Inc.	1,400	21,659
Gunma Bank Ltd.	8,300	42,048
Gunze Ltd.	400	12,997
H.U. Group Holdings, Inc.	1,800	31,327
H2O Retailing Corp.	3,200	35,614
Hachijuni Bank Ltd.	8,200	44,507
Hagiwara Electric Holdings Co. Ltd.	700	23,377
Hakuhodo DY Holdings, Inc.	5,500	41,493
Halows Co. Ltd.	600	16,805
Hamakyorex Co. Ltd.	1,000	27,016
Hamamatsu Photonics KK	1,300	51,402
Hankyu Hanshin Holdings, Inc.	3,700	111,858
Hanwa Co. Ltd.	1,300	40,152
Happinet Corp.	600	10,472
Haseko Corp.	5,200	64,037
Hazama Ando Corp.	4,900	36,216
Heiwa Corp.	2,000	28,429
Heiwa Real Estate Co. Ltd.	1,100	30,024
Heiwado Co. Ltd.	1,000	15,686
Hikari Tsushin, Inc.	200	31,019
Hino Motors Ltd.(1)	5,000	16,199
Hirogin Holdings, Inc.	6,800	42,715
Hirose Electric Co. Ltd.	600	67,206
Hisamitsu Pharmaceutical Co., Inc.	200	6,251
Hitachi Construction Machinery Co. Ltd.	1,900	49,537

Hitachi Ltd.	7,200	500,625
Hitachi Zosen Corp.	7,700	47,050
Hogy Medical Co. Ltd.	100	2,316
Hokkaido Electric Power Co., Inc.	5,300	22,442
Hokko Chemical Industry Co. Ltd.	200	1,319
Hokkoku Financial Holdings, Inc.	700	21,462
Hokuetsu Corp.(2)	3,800	36,288
Hokuetsu Industries Co. Ltd.	1,500	22,854
Hokuhoku Financial Group, Inc.	3,100	32,969
Hokuriku Electric Power Co.(1)	2,600	12,700
Hokuto Corp.	200	2,367
Honda Motor Co. Ltd., ADR	15,481	474,647
Hoosiers Holdings Co. Ltd.	200	1,431
Horiba Ltd.	900	60,650
Hoshizaki Corp.	600	19,108
Hosiden Corp.	800	9,779
Hosokawa Micron Corp.	200	5,743
House Foods Group, Inc.	600	13,105
Hoya Corp.	1,884	211,906
HS Holdings Co. Ltd.	200	1,341
Hulic Co. Ltd.	8,400	83,416
Hyakugo Bank Ltd.	8,800	32,267
Hyakujushi Bank Ltd.	200	3,516
Ibiden Co. Ltd.	2,400	114,743
Icom, Inc.	200	4,406
Idec Corp.	800	15,298
Idemitsu Kosan Co. Ltd.	4,600	125,480
IDOM, Inc.	900	5,611
IHI Corp.	4,100	79,485
Iida Group Holdings Co. Ltd.	1,100	16,498
Iino Kaiun Kaisha Ltd.	3,000	24,890
Inaba Denki Sangyo Co. Ltd.	1,800	39,891
Inabata & Co. Ltd.	400	8,565
Ines Corp.	100	1,125
I-Net Corp.	100	1,282
Infocom Corp.	800	13,258
Infomart Corp.	200	595
Information Services International-Dentsu Ltd.	400	13,285
INFRONEER Holdings, Inc.	3,584	37,856
Inpex Corp.	17,100	235,919
Insource Co. Ltd.	1,600	10,311
Intage Holdings, Inc.(2)	200	2,217
Integrated Design & Engineering Holdings Co. Ltd.	600	13,266
Internet Initiative Japan, Inc.	2,000	35,893
I-PEX, Inc.	200	2,467
IR Japan Holdings Ltd.	100	1,059
I'rom Group Co. Ltd.	300	4,127
Iseki & Co. Ltd.	500	3,744
Isetan Mitsukoshi Holdings Ltd.	3,400	38,446
Ishihara Sangyo Kaisha Ltd.	900	8,366
Isuzu Motors Ltd.	12,300	163,285
Ito En Ltd.	500	15,234
ITOCHU Corp.(2)	10,400	404,325
Itochu Enex Co. Ltd.	1,900	19,611
Itochu Techno-Solutions Corp.(2)	1,400	40,789

Itoham Yonekyu Holdings, Inc.	520	13,892
Itoki Corp.	3,500	31,356
IwaiCosmo Holdings, Inc.	100	1,190
Iwatani Corp.	1,000	48,061
Iyogin Holdings, Inc.	4,300	27,838
Izumi Co. Ltd.	1,300	31,060
J Front Retailing Co. Ltd.	7,700	70,535
J Trust Co. Ltd.(2)	1,200	3,863
JAC Recruitment Co. Ltd.	300	5,403
Jaccs Co. Ltd.	900	32,675
JAFCO Group Co. Ltd.(2)	2,100	24,168
Japan Airlines Co. Ltd.	1,600	30,284
Japan Airport Terminal Co. Ltd.	200	8,773
Japan Aviation Electronics Industry Ltd.	600	11,963
Japan Elevator Service Holdings Co. Ltd.	500	7,944
Japan Exchange Group, Inc.	5,300	108,185
Japan Lifeline Co. Ltd.	2,400	18,919
Japan Material Co. Ltd.	500	8,777
Japan Petroleum Exploration Co. Ltd.	1,300	49,685
Japan Post Bank Co. Ltd.	3,700	36,492
Japan Post Holdings Co. Ltd.	18,400	162,570
Japan Post Insurance Co. Ltd.	3,400	63,909
Japan Pulp & Paper Co. Ltd.	200	6,752
Japan Securities Finance Co. Ltd.	1,800	18,985
Japan Steel Works Ltd.	600	10,391
Japan Wool Textile Co. Ltd.(2)	700	6,126
JCU Corp.	200	5,340
JDC Corp.(2)	200	797
Jeol Ltd.	800	31,746
JFE Holdings, Inc.	14,600	215,659
JGC Holdings Corp.	4,900	55,215
Joshin Denki Co. Ltd.	300	4,687
Joyful Honda Co. Ltd.	900	10,890
JSB Co. Ltd.	400	6,923
JSR Corp.	2,500	68,848
JTEKT Corp.	7,500	68,917
Juki Corp.	1,000	3,414
Juroku Financial Group, Inc.	1,000	25,913
Justsystems Corp.	600	13,474
JVCKenwood Corp.	9,700	50,351
Kadokawa Corp.	400	7,198
Kaga Electronics Co. Ltd.	600	26,918
Kajima Corp.	7,500	118,566
Kakaku.com, Inc.	1,800	20,372
Kamigumi Co. Ltd.	2,000	43,774
Kanamoto Co. Ltd.	1,300	22,686
Kandenko Co. Ltd.	4,500	40,487
Kaneka Corp.	1,700	42,730
Kansai Electric Power Co., Inc.	7,300	97,473
Kansai Paint Co. Ltd.	300	4,552
Kanto Denka Kogyo Co. Ltd.	1,200	6,745
Kao Corp.	3,300	126,433
Kasai Kogyo Co. Ltd.(1)	200	299
Kato Sangyo Co. Ltd.	700	22,154
Kawasaki Heavy Industries Ltd.	4,400	100,463

Kawasaki Kisen Kaisha Ltd.	1,800	63,306
KDDI Corp.	12,700	396,723
KeePer Technical Laboratory Co. Ltd.	300	11,923
Keihan Holdings Co. Ltd.	600	14,981
Keihanshin Building Co. Ltd.	300	2,876
Keikyu Corp.	2,100	17,917
Keio Corp.	800	23,055
Keisei Electric Railway Co. Ltd.	500	20,141
KEIWA, Inc.	400	3,679
Keiyo Bank Ltd.	1,500	7,124
Kewpie Corp.(2)	1,900	33,169
Keyence Corp.	700	299,751
KFC Holdings Japan Ltd.	100	2,040
KH Neochem Co. Ltd.(2)	1,200	18,592
Kikkoman Corp.	500	30,707
Kinden Corp.	2,300	34,547
Kintetsu Group Holdings Co. Ltd.	1,300	36,402
Kirin Holdings Co. Ltd.	5,600	79,165
Kissei Pharmaceutical Co. Ltd.	400	8,271
Kitanotatsujin Corp.(2)	200	281
Kitz Corp.	2,700	20,883
Kiyo Bank Ltd.(2)	1,800	19,388
Koa Corp.	2,100	23,008
Koatsu Gas Kogyo Co. Ltd.	200	1,094
Kobe Bussan Co. Ltd.	1,200	31,554
Kobe Steel Ltd.	8,500	99,845
Koei Tecmo Holdings Co. Ltd.	1,020	12,452
Kohnan Shoji Co. Ltd.	1,100	27,465
Koito Manufacturing Co. Ltd.	1,000	15,136
Kojima Co. Ltd.	1,100	5,370
Kokuyo Co. Ltd.	500	7,789
Komatsu Ltd.	5,300	135,569
KOMEDA Holdings Co. Ltd.	800	14,948
Komeri Co. Ltd.(2)	1,100	23,411
Komori Corp.	1,500	11,882
Konami Group Corp.	1,100	54,400
Konica Minolta, Inc.(1)	10,200	32,315
Konishi Co. Ltd.	400	6,994
Konoike Transport Co. Ltd.	400	5,331
Kose Corp.	200	14,150
Koshidaka Holdings Co. Ltd.	1,800	12,721
Kotobuki Spirits Co. Ltd.	500	7,924
KPP Group Holdings Co. Ltd.	2,100	10,096
Krosaki Harima Corp.	300	22,798
K's Holdings Corp.	5,300	45,061
Kubota Corp.	4,700	67,505
Kumagai Gumi Co. Ltd.	900	20,680
Kurabo Industries Ltd.	200	3,463
Kuraray Co. Ltd.	7,000	71,236
Kureha Corp.	500	29,261
Kurita Water Industries Ltd.	1,800	63,912
Kusuri no Aoki Holdings Co. Ltd.	1,200	27,761
KYB Corp.	900	28,982
Kyocera Corp.	1,900	105,212
Kyoei Steel Ltd.	1,500	21,126

Kyokuto Kaihatsu Kogyo Co. Ltd.	400	5,142
Kyokuyo Co. Ltd.	200	5,171
Kyoto Financial Group, Inc.	900	53,948
Kyowa Kirin Co. Ltd.	1,500	24,797
Kyushu Electric Power Co., Inc.(1)	11,100	74,384
Kyushu Financial Group, Inc.	2,500	14,118
Kyushu Railway Co.	1,100	22,977
Lasertec Corp.	300	67,001
Lawson, Inc.	1,100	54,375
LEC, Inc.	400	2,684
Leopalace21 Corp.(1)	9,300	29,721
Lintec Corp.	500	8,435
Lion Corp.	2,400	21,008
LITALICO, Inc.	500	7,218
Lixil Corp.	4,200	51,355
LY Corp.	25,100	72,704
M&A Capital Partners Co. Ltd.	100	1,531
M3, Inc.	3,100	51,158
Mabuchi Motor Co. Ltd.	600	18,830
Macnica Holdings, Inc.	2,200	108,901
Makino Milling Machine Co. Ltd.	600	23,561
Makita Corp.	800	21,151
Mani, Inc.	200	2,966
MarkLines Co. Ltd.	400	7,462
Marubeni Corp.	12,600	196,911
Marudai Food Co. Ltd.	200	2,184
Maruha Nichiro Corp.	1,300	24,985
Marui Group Co. Ltd.	4,700	75,174
Maruichi Steel Tube Ltd.	600	15,519
MARUKA FURUSATO Corp.	500	9,136
Marusan Securities Co. Ltd.	1,100	6,312
Maruwa Co. Ltd.	300	60,414
Maruzen Showa Unyu Co. Ltd.	200	5,056
Matsuda Sangyo Co. Ltd.	1,200	20,743
Matsui Securities Co. Ltd.	1,500	7,522
MatsukiyoCocokara & Co.	1,800	31,096
Maxell Ltd.	1,400	15,686
Mazda Motor Corp.	16,100	173,359
McDonald's Holdings Co. Japan Ltd.	700	29,798
MCJ Co. Ltd.	2,900	21,050
Mebuki Financial Group, Inc.	20,300	61,247
Media Do Co. Ltd.(1)	200	2,050
Medipal Holdings Corp.	3,000	47,433
MedPeer, Inc.(2)	200	1,037
Megachips Corp.	800	22,856
Megmilk Snow Brand Co. Ltd.	1,500	21,961
Meidensha Corp.	1,100	18,226
MEIJI Holdings Co. Ltd.	4,400	101,924
Meiko Electronics Co. Ltd.(2)	1,400	41,249
Meisei Industrial Co. Ltd.	2,500	18,937
MEITEC Group Holdings, Inc.	1,500	29,072
Menicon Co. Ltd.	1,100	16,029
Mercari, Inc.(1)	600	11,461
Micronics Japan Co. Ltd.	1,300	33,664
Milbon Co. Ltd.	100	2,498

Mimasu Semiconductor Industry Co. Ltd.(2)	600	11,259
MINEBEA MITSUMI, Inc.	6,400	121,945
MIRAIT ONE Corp.	2,300	28,692
Mirarth Holdings, Inc.	1,500	4,728
Miroku Jyoho Service Co. Ltd.	200	2,349
MISUMI Group, Inc.	2,600	42,214
Mitsuba Corp.	200	1,264
Mitsubishi Chemical Group Corp.	25,200	165,241
Mitsubishi Corp.	7,900	368,363
Mitsubishi Electric Corp.	11,800	159,842
Mitsubishi Estate Co. Ltd.	12,500	168,981
Mitsubishi Gas Chemical Co., Inc.	2,300	36,405
Mitsubishi HC Capital, Inc.	20,230	131,961
Mitsubishi Heavy Industries Ltd.	5,500	308,988
Mitsubishi Logisnext Co. Ltd.	400	3,584
Mitsubishi Logistics Corp.	1,000	30,019
Mitsubishi Materials Corp.	4,200	69,096
Mitsubishi Motors Corp.	20,900	68,647
Mitsubishi Research Institute, Inc.(2)	400	12,990
Mitsubishi Shokuhin Co. Ltd.	400	13,149
Mitsubishi UFJ Financial Group, Inc., ADR(2)	70,279	603,697
Mitsui & Co. Ltd.	5,500	200,568
Mitsui Chemicals, Inc.	3,900	114,495
Mitsui DM Sugar Holdings Co. Ltd.	100	2,041
Mitsui Fudosan Co. Ltd.	5,800	136,342
Mitsui High-Tec, Inc.	300	15,000
Mitsui Matsushima Holdings Co. Ltd.(2)	500	9,524
Mitsui Mining & Smelting Co. Ltd.	1,800	55,338
Mitsui OSK Lines Ltd.	4,100	112,733
Mitsui-Soko Holdings Co. Ltd.	1,000	32,693
Mitsuuroko Group Holdings Co. Ltd.	400	3,554
Miura Co. Ltd.	1,300	25,214
Mixi, Inc.	300	4,899
Miyaji Engineering Group, Inc.	1,000	21,552
Miyazaki Bank Ltd.	300	5,371
Mizuho Financial Group, Inc., ADR(2)	95,570	326,849
Mizuho Leasing Co. Ltd.	800	26,902
Mizuho Medy Co. Ltd.(2)	300	7,682
Mizuno Corp.	400	10,950
Mochida Pharmaceutical Co. Ltd.	100	2,272
Modec, Inc.(1)	900	11,585
Monex Group, Inc.	3,700	16,566
Monogatari Corp.	1,200	31,462
MonotaRO Co. Ltd.	2,100	21,107
Morinaga & Co. Ltd.	700	24,952
Morinaga Milk Industry Co. Ltd.	2,000	37,334
Moriroku Holdings Co. Ltd.	400	8,007
Morita Holdings Corp.	600	6,198
MrMax Holdings Ltd.	400	1,697
MS&AD Insurance Group Holdings, Inc.	5,400	203,317
m-up Holdings, Inc.	900	6,194
Murata Manufacturing Co. Ltd.	6,700	130,196
Musashi Seimitsu Industry Co. Ltd.	700	7,660
Musashino Bank Ltd.	400	7,742
Nachi-Fujikoshi Corp.(2)	500	12,827

Nagase & Co. Ltd.	2,700	42,459
Nagoya Railroad Co. Ltd.	1,500	21,940
Namura Shipbuilding Co. Ltd.(2)	3,600	25,159
Nankai Electric Railway Co. Ltd.	1,100	20,838
Nanto Bank Ltd.	500	8,416
NEC Corp.	5,500	306,547
NET One Systems Co. Ltd.	1,600	22,204
Nexon Co. Ltd.	1,200	25,930
NGK Insulators Ltd.	5,200	63,488
NH Foods Ltd.	1,500	44,600
NHK Spring Co. Ltd.	4,400	33,547
Nichias Corp.	1,500	32,027
Nichicon Corp.	1,400	13,941
Nichiha Corp.	1,300	24,453
Nichirei Corp.	2,700	58,910
Nichireki Co. Ltd.	100	1,546
Nidec Corp.	1,423	53,958
Nifco, Inc.	2,000	48,922
Nihon Dempa Kogyo Co. Ltd.(2)	1,000	8,456
Nihon Flush Co. Ltd.	400	2,424
Nihon M&A Center Holdings, Inc.	3,600	16,658
Nihon Parkerizing Co. Ltd.	2,300	17,981
Nihon Plast Co. Ltd.	200	775
Nikkiso Co. Ltd.	3,200	21,809
Nikkon Holdings Co. Ltd.	1,400	30,437
Nikon Corp.	3,800	36,689
Nintendo Co. Ltd.	6,600	307,642
Nippn Corp.	1,400	21,494
Nippon Carbon Co. Ltd.	400	12,545
Nippon Chemi-Con Corp.(1)	500	4,697
Nippon Coke & Engineering Co. Ltd.(1)	7,500	6,187
Nippon Denko Co. Ltd.	2,400	4,924
Nippon Densetsu Kogyo Co. Ltd.	2,100	28,810
Nippon Electric Glass Co. Ltd.	1,600	33,774
NIPPON EXPRESS HOLDINGS, Inc.	1,800	98,190
Nippon Gas Co. Ltd.	600	9,069
Nippon Kayaku Co. Ltd.	2,500	22,821
Nippon Light Metal Holdings Co. Ltd.	1,160	13,242
Nippon Paint Holdings Co. Ltd.	2,500	18,636
Nippon Paper Industries Co. Ltd.(1)	3,100	28,031
Nippon Parking Development Co. Ltd.	3,300	4,541
Nippon Pillar Packing Co. Ltd.	600	18,677
Nippon Road Co. Ltd.	1,000	12,830
Nippon Sanso Holdings Corp.	1,100	28,912
Nippon Seiki Co. Ltd.	400	3,407
Nippon Sheet Glass Co. Ltd.(1)	3,200	13,993
Nippon Shinyaku Co. Ltd.	500	18,070
Nippon Shokubai Co. Ltd.	800	28,944
Nippon Signal Company Ltd.	100	648
Nippon Soda Co. Ltd.	700	25,266
Nippon Steel Corp.(2)	11,200	262,258
Nippon Telegraph & Telephone Corp.	235,000	275,008
Nippon Television Holdings, Inc.	800	7,797
Nippon Thompson Co. Ltd.	2,500	9,998
Nippon Yakin Kogyo Co. Ltd.	1,000	28,311

Nippon Yusen KK	9,200	247,796
Nipro Corp.	5,600	42,370
Nishimatsuya Chain Co. Ltd.	800	11,644
Nishi-Nippon Financial Holdings, Inc.	3,400	37,657
Nishi-Nippon Railroad Co. Ltd.	1,400	22,417
Nishio Holdings Co. Ltd.	800	19,684
Nissan Chemical Corp.	1,100	40,147
Nissan Motor Co. Ltd.	44,200	175,445
Nissan Shatai Co. Ltd.	1,400	8,487
Nissha Co. Ltd.	700	6,999
Nisshin Oillio Group Ltd.	1,100	31,186
Nisshin Seifun Group, Inc.	1,800	24,929
Nisshinbo Holdings, Inc.	3,200	23,550
Nissin Corp.	1,000	16,975
Nissin Foods Holdings Co. Ltd.	300	29,801
Nissui Corp.	8,300	41,338
Niterra Co. Ltd.	4,700	109,308
Nitori Holdings Co. Ltd.	600	68,758
Nittetsu Mining Co. Ltd.	400	15,305
Nitto Denko Corp.	2,500	177,664
Nittoc Construction Co. Ltd.	200	1,392
Noevir Holdings Co. Ltd.	100	3,527
NOF Corp.	600	27,731
Nohmi Bosai Ltd.	800	10,189
Nojima Corp.	2,400	22,635
NOK Corp.	1,200	15,321
Nomura Co. Ltd.	3,200	18,197
Nomura Micro Science Co. Ltd.(2)	200	15,455
Noritake Co. Ltd.	100	4,693
Noritsu Koki Co. Ltd.	1,000	20,252
Noritz Corp.(2)	1,900	19,251
North Pacific Bank Ltd.	8,100	20,047
NS Solutions Corp.	1,000	31,361
NS United Kaiun Kaisha Ltd.	400	13,180
NSD Co. Ltd.	1,500	28,386
NSK Ltd.	4,700	24,671
NTN Corp.	16,300	30,646
NTT Data Group Corp.	6,600	80,192
Obayashi Corp.	14,900	125,709
Obic Co. Ltd.	100	15,299
Odakyu Electric Railway Co. Ltd.	7,400	103,980
Ogaki Kyoritsu Bank Ltd.	400	5,137
Oiles Corp.	400	5,282
Oisix ra daichi, Inc.(1)(2)	300	2,820
Oji Holdings Corp.	15,300	56,840
Okamoto Industries, Inc.	600	22,099
Okamoto Machine Tool Works Ltd.	200	7,663
Okamura Corp.	1,600	23,119
Okasan Securities Group, Inc.	4,600	22,214
Oki Electric Industry Co. Ltd.	1,000	6,466
Okinawa Cellular Telephone Co.	600	13,594
Okinawa Financial Group, Inc.	400	6,488
Okumura Corp.	500	15,267
Okura Industrial Co. Ltd.	400	7,623
Okuwa Co. Ltd.	100	561

Olympus Corp.	9,000	132,116
Omron Corp.	700	29,348
Ono Pharmaceutical Co. Ltd.	7,300	134,495
Onward Holdings Co. Ltd.	1,000	3,388
Open House Group Co. Ltd.	600	16,757
Optim Corp.(1)	200	1,144
Oracle Corp. Japan	400	30,804
Orient Corp.	1,540	11,253
Oriental Land Co. Ltd.	2,500	84,923
Oriental Shiraishi Corp.	9,700	21,657
ORIX Corp., ADR	3,005	274,777
Osaka Gas Co. Ltd.	800	15,591
OSAKA Titanium Technologies Co. Ltd.	1,400	27,633
OSG Corp.	1,800	22,450
Otsuka Corp.	700	28,519
Otsuka Holdings Co. Ltd.	2,100	81,008
Outsourcing, Inc.	1,100	8,958
Pacific Industrial Co. Ltd.	2,500	23,664
Pack Corp.	100	2,175
PAL GROUP Holdings Co. Ltd.	1,600	25,242
PALTAC Corp.	200	6,442
Pan Pacific International Holdings Corp.	4,300	93,157
Panasonic Holdings Corp.	18,800	193,717
Paramount Bed Holdings Co. Ltd.	1,200	22,433
Park24 Co. Ltd.(1)	1,700	20,716
Pasona Group, Inc.	800	12,678
Pegasus Co. Ltd.(2)	1,200	3,880
Penta-Ocean Construction Co. Ltd.	9,400	51,609
Persol Holdings Co. Ltd.	33,000	56,954
Pigeon Corp.	1,600	17,956
Pilot Corp.	700	21,162
Piolax, Inc.	700	10,730
Pola Orbis Holdings, Inc.	300	3,166
Pole To Win Holdings, Inc.	100	362
Premium Group Co. Ltd.	600	7,197
Press Kogyo Co. Ltd.	2,300	9,659
Prestige International, Inc.	2,200	9,684
Prima Meat Packers Ltd.	500	7,615
Quick Co. Ltd.	600	9,164
Raccoon Holdings, Inc.	300	1,381
Raito Kogyo Co. Ltd.	1,300	17,397
Raiznext Corp.	700	6,574
Rakus Co. Ltd.	400	7,178
Rakuten Group, Inc.	11,100	43,866
Rasa Industries Ltd.	500	7,203
Recruit Holdings Co. Ltd.	8,400	310,417
Relo Group, Inc.	2,000	20,979
Renesas Electronics Corp.(1)	5,700	99,345
Rengo Co. Ltd.	7,000	44,276
Resona Holdings, Inc.	27,684	144,207
Resonac Holdings Corp.(2)	3,600	67,345
Resorttrust, Inc.	2,100	31,948
Restar Holdings Corp.	500	9,068
Retail Partners Co. Ltd.(2)	500	6,009
Ricoh Co. Ltd.	7,400	60,469

Ricoh Leasing Co. Ltd.	400	12,551
Riken Vitamin Co. Ltd.	500	7,622
Rinnai Corp.	900	18,295
Riso Kyoiku Co. Ltd.	1,600	2,599
Rohm Co. Ltd.	4,000	76,427
Rohto Pharmaceutical Co. Ltd.	3,800	79,505
Roland DG Corp.	300	7,342
Round One Corp.	8,500	33,979
Ryobi Ltd.(2)	1,200	23,731
Ryohin Keikaku Co. Ltd.	8,800	139,086
Ryosan Co. Ltd.(2)	900	30,100
S Foods, Inc.	200	4,333
Saibu Gas Holdings Co. Ltd.	1,500	18,986
Sakai Chemical Industry Co. Ltd.	800	10,190
Sakai Moving Service Co. Ltd.	200	3,526
Sakata INX Corp.	900	7,970
Sala Corp.(2)	2,000	9,616
San-A Co. Ltd.	100	3,104
San-Ai Obbli Co. Ltd.	2,000	21,845
Sangetsu Corp.	2,200	42,653
San-In Godo Bank Ltd.	3,800	24,645
Sanki Engineering Co. Ltd.	700	8,273
Sankyo Co. Ltd.	1,300	56,119
Sankyu, Inc.	1,600	54,578
Sanoh Industrial Co. Ltd.	100	591
Sansan, Inc.(1)	700	7,272
Santen Pharmaceutical Co. Ltd.	8,300	78,683
Sanwa Holdings Corp.	5,400	77,606
Sanyo Chemical Industries Ltd.	100	2,894
Sanyo Denki Co. Ltd.	200	8,242
Sanyo Special Steel Co. Ltd.	800	14,180
Sapporo Holdings Ltd.	1,700	66,390
Sato Holdings Corp.	500	6,889
Sawai Group Holdings Co. Ltd.	500	16,677
SB Technology Corp.	200	3,375
SBI Holdings, Inc.	6,300	136,671
SBI Sumishin Net Bank Ltd.(2)	1,900	21,334
SBS Holdings, Inc.	1,000	16,933
SCREEN Holdings Co. Ltd.	2,000	145,492
Scroll Corp.	1,200	7,502
SCSK Corp.	1,800	33,099
Secom Co. Ltd.	1,500	104,265
Sega Sammy Holdings, Inc.	3,500	50,810
Seibu Holdings, Inc.	2,600	31,417
Seikagaku Corp.	700	3,754
Seikitokyu Kogyo Co. Ltd.(2)	200	2,253
Seiko Epson Corp.	6,500	96,543
Seiko Group Corp.	900	15,320
Seino Holdings Co. Ltd.	2,500	35,181
Seiren Co. Ltd.	400	6,278
Sekisui Chemical Co. Ltd.	6,400	90,959
Sekisui House Ltd.	2,500	51,188
Sekisui Jushi Corp.	100	1,697
Senko Group Holdings Co. Ltd.	4,000	28,571
Senshu Electric Co. Ltd.	400	9,180

Senshu Ikeda Holdings, Inc.	7,300	16,922
Seria Co. Ltd.	1,100	17,713
Seven & i Holdings Co. Ltd.	5,700	218,864
Seven Bank Ltd.	14,000	28,417
SG Holdings Co. Ltd.	3,800	54,817
Sharp Corp.(1)	3,900	24,371
Shibaura Mechatronics Corp.	600	27,172
Shibuya Corp.	100	1,716
SHIFT, Inc.(1)	100	23,200
Shiga Bank Ltd.	600	15,205
Shikoku Bank Ltd.	200	1,353
Shikoku Electric Power Co., Inc.	900	6,227
Shikoku Kasei Holdings Corp.	100	1,180
Shimadzu Corp.	1,100	28,535
Shimamura Co. Ltd.	400	44,709
Shimano, Inc.	600	91,871
Shimizu Corp.	12,800	84,139
Shin-Etsu Chemical Co. Ltd.	16,000	563,995
Shin-Etsu Polymer Co. Ltd.	200	1,933
Shinko Electric Industries Co. Ltd.	1,900	71,084
Shinmaywa Industries Ltd.	1,900	15,232
Shionogi & Co. Ltd.	2,800	132,024
Ship Healthcare Holdings, Inc.(2)	2,300	32,496
Shiseido Co. Ltd.	2,000	53,577
Shizuoka Financial Group, Inc.	4,700	38,072
SHO-BOND Holdings Co. Ltd.	500	20,370
Shoei Co. Ltd.(2)	1,600	21,453
Showa Sangyo Co. Ltd.	200	4,135
SIGMAXYZ Holdings, Inc.	900	8,071
Siix Corp.	300	3,085
Sinfonia Technology Co. Ltd.	300	4,193
Sinko Industries Ltd.	200	3,349
Sintokogio Ltd.	200	1,473
SKY Perfect JSAT Holdings, Inc.	5,600	25,674
Skylark Holdings Co. Ltd.(1)	2,200	32,387
SMC Corp.	153	77,067
SMS Co. Ltd.	1,300	24,694
Sodick Co. Ltd.	2,100	10,682
Softbank Corp.	16,500	200,523
SoftBank Group Corp.	3,600	145,878
Sohgo Security Services Co. Ltd.	8,500	49,212
Sojitz Corp.	5,940	132,486
Solasto Corp.	100	398
Sompo Holdings, Inc.	5,000	229,367
Sony Group Corp., ADR	7,141	613,769
Sotetsu Holdings, Inc.	2,800	50,747
Sparx Group Co. Ltd.	420	4,229
S-Pool, Inc.(2)	1,600	4,286
Square Enix Holdings Co. Ltd.	1,100	38,163
Stanley Electric Co. Ltd.	1,700	31,446
Star Micronics Co. Ltd.	2,100	26,681
Starts Corp., Inc.	1,000	18,861
Starzen Co. Ltd.	200	3,321
Stella Chemifa Corp.	200	4,386
Strike Co. Ltd.	400	10,496

Subaru Corp.	12,600	224,775
Sugi Holdings Co. Ltd.	600	26,005
SUMCO Corp.	8,800	131,664
Sumida Corp.	1,500	12,017
Sumitomo Bakelite Co. Ltd.	500	23,910
Sumitomo Chemical Co. Ltd.	26,800	68,436
Sumitomo Corp.	11,900	249,499
Sumitomo Densetsu Co. Ltd.	900	15,569
Sumitomo Electric Industries Ltd.	15,800	196,218
Sumitomo Forestry Co. Ltd.	1,100	28,237
Sumitomo Heavy Industries Ltd.	2,500	59,837
Sumitomo Metal Mining Co. Ltd.	1,800	52,030
Sumitomo Mitsui Construction Co. Ltd.	6,400	17,197
Sumitomo Mitsui Financial Group, Inc., ADR(2)	51,364	506,963
Sumitomo Mitsui Trust Holdings, Inc.	4,200	158,069
Sumitomo Osaka Cement Co. Ltd.	1,000	24,403
Sumitomo Pharma Co. Ltd.	800	2,538
Sumitomo Realty & Development Co. Ltd.	4,200	118,786
Sumitomo Riko Co. Ltd.	3,000	20,982
Sumitomo Rubber Industries Ltd.	7,200	83,402
Sumitomo Seika Chemicals Co. Ltd.	200	6,834
Sumitomo Warehouse Co. Ltd.	1,300	21,430
Sun Frontier Fudousan Co. Ltd.	1,500	15,823
Sundrug Co. Ltd.	1,900	57,408
Suntory Beverage & Food Ltd.	2,000	62,971
Suruga Bank Ltd.	2,600	13,222
Suzuken Co. Ltd.	1,800	61,361
Suzuki Motor Corp.	2,900	118,507
SWCC Corp.	1,100	19,964
Sysmex Corp.	1,200	66,380
Systena Corp.	2,000	4,005
Syuppin Co. Ltd.	600	5,024
T Hasegawa Co. Ltd.	200	4,359
T&D Holdings, Inc.	4,700	69,932
Tachibana Eletech Co. Ltd.	1,400	27,523
Tachi-S Co. Ltd.	1,000	11,917
Tadano Ltd.	2,200	17,256
Taihei Dengyo Kaisha Ltd.	500	13,100
Taiheiyo Cement Corp.	3,200	60,145
Taikisha Ltd.	1,000	28,620
Taisei Corp.	4,000	136,023
Taisho Pharmaceutical Holdings Co. Ltd.	400	23,543
Taiyo Holdings Co. Ltd.	1,800	36,406
Taiyo Yuden Co. Ltd.	1,800	46,729
Takamatsu Construction Group Co. Ltd.	100	1,783
Takara Bio, Inc.	1,000	8,269
Takara Standard Co. Ltd.(2)	1,200	14,413
Takasago International Corp.	400	9,496
Takasago Thermal Engineering Co. Ltd.	1,500	30,440
Takashimaya Co. Ltd.	4,200	56,589
Takeda Pharmaceutical Co. Ltd., ADR(2)	11,069	156,626
Takeuchi Manufacturing Co. Ltd.	1,200	35,250
Takuma Co. Ltd.	500	5,521
Tamron Co. Ltd.	800	23,866
Tanseisha Co. Ltd.	800	4,809

Tatsuta Electric Wire & Cable Co. Ltd.(1)	200	921
TBS Holdings, Inc.	600	11,147
TDK Corp.	6,300	293,159
TechMatrix Corp.	400	4,680
TechnoPro Holdings, Inc.	1,500	34,886
Teijin Ltd.	5,000	45,488
Teikoku Electric Manufacturing Co. Ltd.	400	8,153
Teikoku Sen-I Co. Ltd.	200	2,742
Terumo Corp.	1,900	60,662
T-Gaia Corp.	100	1,239
THK Co. Ltd.	2,000	40,043
TIS, Inc.	2,400	50,640
TKC Corp.	600	14,347
Toa Corp.	300	7,253
Toagosei Co. Ltd.	1,300	11,965
Tobu Railway Co. Ltd.	4,000	98,848
Tocalo Co. Ltd.	1,600	15,557
Toda Corp.	4,500	25,710
Toho Bank Ltd.	3,300	6,495
Toho Co. Ltd.	700	24,259
Toho Gas Co. Ltd.	1,700	30,313
Toho Holdings Co. Ltd.(2)	1,300	28,364
Toho Zinc Co. Ltd.	200	1,622
Tohoku Electric Power Co., Inc.	7,900	50,613
Tokai Carbon Co. Ltd.	4,300	31,856
Tokai Corp.	200	2,591
TOKAI Holdings Corp.	2,800	17,791
Tokai Rika Co. Ltd.	1,800	30,204
Tokai Tokyo Financial Holdings, Inc.	4,500	16,836
Token Corp.	100	5,483
Tokio Marine Holdings, Inc.	14,400	356,575
Tokushu Tokai Paper Co. Ltd.	100	2,509
Tokuyama Corp.	2,300	37,388
Tokyo Century Corp.	1,100	43,939
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	131,131
Tokyo Electron Ltd.	4,000	642,606
Tokyo Gas Co. Ltd.	3,300	76,511
Tokyo Kiraboshi Financial Group, Inc.	1,100	32,091
Tokyo Ohka Kogyo Co. Ltd.	500	30,927
Tokyo Steel Manufacturing Co. Ltd.	1,600	19,439
Tokyo Tatemono Co. Ltd.	4,700	66,904
Tokyo Tekko Co. Ltd.	800	21,466
Tokyu Construction Co. Ltd.	2,800	14,922
Tokyu Corp.	4,700	55,126
Tokyu Fudosan Holdings Corp.	18,900	116,952
TOMONY Holdings, Inc.	5,200	17,264
Tomy Co. Ltd.	2,800	39,385
Toppan, Inc.	3,700	86,644
Topre Corp.	1,100	14,936
Topy Industries Ltd.	1,300	24,291
Toray Industries, Inc.	23,200	120,287
Toridoll Holdings Corp.	1,300	36,480
Torii Pharmaceutical Co. Ltd.	100	2,471
Toshiba TEC Corp.	400	7,869
Tosoh Corp.	6,900	91,796

Totech Corp.	600	19,263
Totetsu Kogyo Co. Ltd.	300	5,895
TOTO Ltd.	1,100	28,212
Towa Bank Ltd.	200	842
Towa Corp.	500	23,901
Towa Pharmaceutical Co. Ltd.	600	10,020
Toyo Construction Co. Ltd.	2,000	17,980
Toyo Engineering Corp.(1)	1,000	4,782
Toyo Gosei Co. Ltd.	100	4,524
Toyo Ink SC Holdings Co. Ltd.	200	3,606
Toyo Seikan Group Holdings Ltd.	3,300	51,278
Toyo Suisan Kaisha Ltd.	700	37,351
Toyo Tire Corp.	5,300	88,170
Toyobo Co. Ltd.	3,000	21,335
Toyoda Gosei Co. Ltd.	2,300	46,149
Toyota Boshoku Corp.	2,700	46,697
Toyota Industries Corp.	1,200	103,206
Toyota Motor Corp., ADR(2)	9,304	1,765,713
Toyota Tsusho Corp.	3,200	177,329
TPR Co. Ltd.	1,800	21,062
Trancom Co. Ltd.	300	15,309
Transcosmos, Inc.	1,000	20,958
TRE Holdings Corp.	868	6,593
Trend Micro, Inc.	2,100	106,749
Trusco Nakayama Corp.	2,300	36,969
TS Tech Co. Ltd.	1,300	16,068
Tsubakimoto Chain Co.	1,200	30,659
Tsuburaya Fields Holdings, Inc.	1,200	9,146
Tsugami Corp.	1,800	15,007
Tsukishima Holdings Co. Ltd.	500	4,492
Tsumura & Co.	600	11,349
Tsuruha Holdings, Inc.	1,000	84,006
TV Asahi Holdings Corp.	400	4,533
UACJ Corp.	1,500	35,199
UBE Corp.	2,900	45,552
Uchida Yoko Co. Ltd.	200	9,736
Unicharm Corp.	1,500	48,202
Unipres Corp.	1,100	7,376
United Arrows Ltd.	1,200	15,891
United Super Markets Holdings, Inc.	900	6,143
Universal Entertainment Corp.(2)	100	1,461
Usen-Next Holdings Co. Ltd.	500	12,779
Ushio, Inc.	1,200	15,440
USS Co. Ltd.	2,300	44,975
UT Group Co. Ltd.(1)	200	2,995
Valor Holdings Co. Ltd.	1,200	19,208
ValueCommerce Co. Ltd.	200	1,873
Vector, Inc.	600	4,435
Visional, Inc.(1)	300	16,124
Vital KSK Holdings, Inc.	400	2,896
Wacoal Holdings Corp.	800	17,635
Wakita & Co. Ltd.	600	6,028
Warabeya Nichiyo Holdings Co. Ltd.	1,200	28,285
Welcia Holdings Co. Ltd.	400	6,978
West Holdings Corp.(2)	300	6,269

West Japan Railway Co.	4,500	177,851
World Co. Ltd.	2,000	22,022
Xebio Holdings Co. Ltd.	800	5,102
Yahagi Construction Co. Ltd.	400	3,476
Yakult Honsha Co. Ltd.	1,400	31,301
YAKUODO Holdings Co. Ltd.	200	3,659
YAMABIKO Corp.	500	5,036
Yamada Holdings Co. Ltd.	19,200	55,527
Yamae Group Holdings Co. Ltd.	1,200	28,121
Yamaguchi Financial Group, Inc.	6,600	58,129
Yamaha Corp.	500	11,691
Yamaha Motor Co. Ltd.(2)	4,100	105,105
Yamaichi Electronics Co. Ltd.	1,000	12,798
YA-MAN Ltd.(2)	600	4,296
Yamanashi Chuo Bank Ltd.	1,000	12,158
Yamato Holdings Co. Ltd.	4,500	79,887
Yamato Kogyo Co. Ltd.	200	10,102
Yamazaki Baking Co. Ltd.	3,000	65,661
Yamazen Corp.	1,900	15,433
Yaoko Co. Ltd.	500	27,249
Yaskawa Electric Corp.	1,800	69,061
Yellow Hat Ltd.	500	6,008
Yodogawa Steel Works Ltd.	200	5,295
Yokogawa Bridge Holdings Corp.	1,300	23,963
Yokogawa Electric Corp.	3,600	68,314
Yokohama Rubber Co. Ltd.(2)	2,700	60,153
Yokorei Co. Ltd.	700	5,252
Yotai Refractories Co. Ltd.	200	1,970
Yuasa Trading Co. Ltd.	800	23,987
Zenkoku Hosho Co. Ltd.	1,400	47,249
Zenrin Co. Ltd.	600	3,626
Zensho Holdings Co. Ltd.	1,100	61,017
Zeon Corp.	2,700	25,112
ZERIA Pharmaceutical Co. Ltd.	700	9,600
ZOZO, Inc.(2)	1,400	29,554
Zuken, Inc.	800	22,941
		45,427,717
Netherlands — 3.8%
Aalberts NV	2,661	105,350
ABN AMRO Bank NV, CVA	13,547	182,063
Adyen NV(1)(2)	148	173,050
Aegon Ltd.	36,353	199,578
AerCap Holdings NV(1)	5,506	375,619
Akzo Nobel NV	1,179	90,757
AMG Critical Materials NV	1,241	29,530
Arcadis NV	924	46,408
ASM International NV(2)	539	276,837
ASML Holding NV, NY Shares	3,018	2,063,588
ASR Nederland NV	6,067	279,710
B&S Group Sarl	176	702
Basic-Fit NV(1)(2)	2,449	69,905
BE Semiconductor Industries NV	477	66,965
Brunel International NV	841	9,728
Coca-Cola Europacific Partners PLC	1,975	119,764
DSM-Firmenich AG	2,295	216,863

Flow Traders Ltd.(2)	1,075	19,955
ForFarmers NV(2)	632	1,658
Fugro NV(1)	4,982	91,826
Heineken Holding NV(2)	291	22,637
Heineken NV	1,193	109,211
IMCD NV	405	62,507
ING Groep NV, ADR(2)	55,255	777,990
InPost SA(1)	8,780	103,627
JDE Peet's NV	810	21,728
Just Eat Takeaway.com NV(1)	2,714	42,482
Kendrion NV	46	548
Koninklijke Ahold Delhaize NV	21,207	614,145
Koninklijke BAM Groep NV	11,769	32,194
Koninklijke Heijmans NV, CVA	538	7,322
Koninklijke KPN NV	111,697	382,599
Koninklijke Philips NV, NY Shares(1)(2)	5,723	116,864
Koninklijke Vopak NV	3,006	103,245
Nedap NV	19	1,265
NN Group NV	9,515	363,131
OCI NV	4,456	95,992
Prosus NV(1)	7,228	238,966
Randstad NV	3,967	236,017
SBM Offshore NV	1,193	15,901
SIF Holding NV(1)(2)	290	2,931
Sligro Food Group NV	705	11,999
TKH Group NV, CVA(2)	995	39,644
Universal Music Group NV	3,793	100,215
Van Lanschot Kempen NV	419	13,201
Wolters Kluwer NV	1,672	230,306
		8,166,523
New Zealand — 0.3%
Air New Zealand Ltd.	55,807	23,008
Arvida Group Ltd.	960	586
Auckland International Airport Ltd.	7,581	36,958
Chorus Ltd.	10,602	50,061
Contact Energy Ltd.	10,221	49,056
EBOS Group Ltd.	1,070	24,354
Fisher & Paykel Healthcare Corp. Ltd.	3,211	46,652
Fletcher Building Ltd.	21,371	61,042
Genesis Energy Ltd.	11,169	16,306
Hallenstein Glasson Holdings Ltd.	237	883
Infratil Ltd.	5,254	31,555
KMD Brands Ltd.	10,227	4,850
Mercury NZ Ltd.	10,385	39,838
Meridian Energy Ltd.	2,645	8,499
NZX Ltd.	2,074	1,329
Oceania Healthcare Ltd.	10,328	4,708
Ryman Healthcare Ltd.	6,317	21,052
Sanford Ltd.	585	1,360
Scales Corp. Ltd.	162	301
SKYCITY Entertainment Group Ltd.	17,623	20,078
Spark New Zealand Ltd.	19,153	61,094
Summerset Group Holdings Ltd.	6,648	38,173
Synlait Milk Ltd.(1)	167	132
		541,875

Norway — 0.8%
2020 Bulkers Ltd.(1)	909	10,026
Adevinta ASA(1)	508	5,265
Aker BP ASA	1,666	47,448
Aker Solutions ASA	3,184	12,024
Atea ASA(1)	1,108	12,479
Austevoll Seafood ASA	1,103	7,602
Bakkafrost P	196	9,450
Bluenord ASA(1)	674	30,735
Bonheur ASA	230	3,873
Borregaard ASA	682	10,884
Bouvet ASA	260	1,397
BW Energy Ltd.(1)	3,804	8,688
BW LPG Ltd.	2,550	37,155
BW Offshore Ltd.	5,561	11,579
DNB Bank ASA	5,954	113,506
DNO ASA	23,076	22,350
Elmera Group ASA	637	1,393
Entra ASA	613	5,868
Equinor ASA, ADR	7,814	249,032
Europris ASA	2,542	16,835
FLEX LNG Ltd.	624	18,008
Frontline PLC	2,509	49,879
Gjensidige Forsikring ASA	724	12,218
Golden Ocean Group Ltd.	2,772	25,355
Golden Ocean Group Ltd. (NASDAQ)	2,193	20,724
Gram Car Carriers ASA(1)	499	9,263
Hafnia Ltd.	7,046	43,266
Hoegh Autoliners ASA	2,816	22,721
Kitron ASA	5,012	15,136
Kongsberg Automotive ASA(1)	17,100	3,154
Kongsberg Gruppen ASA	668	28,683
Leroy Seafood Group ASA	2,204	8,610
Mowi ASA	3,327	59,221
MPC Container Ships ASA	19,654	25,226
Nordic Semiconductor ASA(1)	1,777	16,266
Norsk Hydro ASA	14,839	86,167
Norske Skog ASA	1,236	4,602
Odfjell Drilling Ltd.	3,213	10,272
Orkla ASA	3,095	22,838
Panoro Energy ASA	3,234	8,476
Petronor E&P ASA(1)	206	147
PGS ASA(1)	27,702	23,151
Protector Forsikring ASA	851	15,180
Salmar ASA	304	16,659
Scatec ASA	1,755	11,653
Schibsted ASA, B Shares	1,800	41,740
Schibsted ASA, Class A	1,112	27,450
Seadrill Ltd.(1)	869	38,566
SpareBank 1 Nord Norge	1,780	15,793
Sparebank 1 Oestlandet	512	5,926
SpareBank 1 SMN	2,537	30,294
SpareBank 1 SR-Bank ASA	2,340	25,725
Sparebanken More	150	1,060
Sparebanken Vest	955	8,920

Stolt-Nielsen Ltd.	590	17,094
Storebrand ASA	8,037	69,504
Subsea 7 SA	4,737	66,139
Telenor ASA	4,840	52,089
TGS ASA	1,885	23,941
TOMRA Systems ASA	1,138	11,190
Veidekke ASA	669	6,435
Wallenius Wilhelmsen ASA	2,050	17,917
Yara International ASA	2,125	72,091
		1,706,338
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	177,737	59,772
Corticeira Amorim SGPS SA	399	3,936
CTT-Correios de Portugal SA	3,038	11,814
EDP - Energias de Portugal SA	19,946	95,392
EDP Renovaveis SA	787	14,374
Galp Energia SGPS SA	8,760	130,164
Greenvolt-Energias Renovaveis SA(1)(2)	221	1,713
Jeronimo Martins SGPS SA	2,058	50,922
Navigator Co. SA	2,179	8,956
NOS SGPS SA	4,490	16,632
REN - Redes Energeticas Nacionais SGPS SA	13,744	36,479
Sonae SGPS SA	23,224	23,488
		453,642
Singapore — 1.3%
Bumitama Agri Ltd.	8,900	4,024
Capitaland India Trust	38,605	29,736
Capitaland Investment Ltd.	38,800	87,872
City Developments Ltd.	8,400	39,289
ComfortDelGro Corp. Ltd.	73,100	70,575
DBS Group Holdings Ltd.	14,152	336,176
Far East Orchard Ltd.	3,900	3,004
First Resources Ltd.	18,900	19,652
Frencken Group Ltd.	24,500	21,099
Fu Yu Corp. Ltd.	17,800	1,848
Geo Energy Resources Ltd.(2)	28,300	5,923
Golden Agri-Resources Ltd.	230,700	45,697
Grab Holdings Ltd., Class A(1)	9,246	28,108
Haw Par Corp. Ltd.	2,700	19,697
Hong Fok Corp. Ltd.(2)	15,800	10,805
Hour Glass Ltd.	8,700	9,887
Hutchison Port Holdings Trust, U Shares	134,300	20,544
iFAST Corp. Ltd.	2,000	12,577
Japfa Ltd.	10,400	1,823
Jardine Cycle & Carriage Ltd.	2,500	53,335
Keppel Corp. Ltd.	41,100	205,029
Keppel Infrastructure Trust	46,100	16,173
Netlink NBN Trust	19,400	12,257
Olam Group Ltd.	24,600	18,732
Oversea-Chinese Banking Corp. Ltd.	34,324	322,093
QAF Ltd.	5,200	3,185
Raffles Medical Group Ltd.	19,100	14,581
Riverstone Holdings Ltd.	13,900	6,439
Samudera Shipping Line Ltd.(2)	19,300	8,652
SATS Ltd.(1)	2,909	5,766

Sea Ltd., ADR(1)	1,405	50,889
Seatrium Ltd.(1)	784,394	61,612
Sembcorp Industries Ltd.	17,500	67,263
Sheng Siong Group Ltd.	14,600	17,032
Singapore Airlines Ltd.(2)	27,800	131,828
Singapore Exchange Ltd.	8,600	60,702
Singapore Post Ltd.	64,500	21,689
Singapore Technologies Engineering Ltd.	29,500	81,824
Singapore Telecommunications Ltd.	53,600	92,355
StarHub Ltd.	4,500	3,601
Straits Trading Co. Ltd.	6,700	9,365
TDCX, Inc., ADR(1)	627	3,198
UMS Holdings Ltd.	13,400	12,629
United Overseas Bank Ltd.	21,700	442,881
UOL Group Ltd.(2)	11,000	48,500
Venture Corp. Ltd.	2,600	24,355
Wilmar International Ltd.	37,100	100,649
Wing Tai Holdings Ltd.	4,300	4,211
Yangzijiang Financial Holding Ltd.(2)	115,700	27,700
Yangzijiang Shipbuilding Holdings Ltd.	111,100	120,463
Yanlord Land Group Ltd.(1)	14,700	5,938
		2,823,262
Spain — 2.4%
Acciona SA	265	37,404
Acerinox SA	6,608	72,564
ACS Actividades de Construccion y Servicios SA	4,232	169,163
Aena SME SA	1,481	254,697
Almirall SA	2,079	19,243
Amadeus IT Group SA	2,870	197,045
Applus Services SA	2,924	31,586
Atresmedia Corp. de Medios de Comunicacion SA	1,279	5,304
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	711,047
Banco de Sabadell SA	181,376	265,243
Banco Santander SA, ADR	119,965	493,056
Bankinter SA(2)	10,703	75,305
CaixaBank SA	26,387	118,852
Cellnex Telecom SA	2,384	91,018
Cia de Distribucion Integral Logista Holdings SA	613	15,886
CIE Automotive SA	454	12,823
Construcciones y Auxiliar de Ferrocarriles SA	289	10,160
Corp. ACCIONA Energias Renovables SA	664	19,715
Ebro Foods SA(2)	526	8,721
Enagas SA	8,877	162,467
Ence Energia y Celulosa SA(2)	5,002	16,018
Endesa SA	7,666	160,351
Ercros SA	5,101	13,668
Faes Farma SA	4,776	16,225
Ferrovial SE	1,793	62,010
Fluidra SA(2)	998	20,655
Fomento de Construcciones y Contratas SA(2)	527	7,063
Gestamp Automocion SA	6,053	23,218
Global Dominion Access SA	1,242	4,539
Grifols SA(1)	808	11,438
Grupo Catalana Occidente SA	464	16,186
Iberdrola SA	32,899	406,598

Indra Sistemas SA	1	15
Industria de Diseno Textil SA	7,582	312,871
Laboratorios Farmaceuticos Rovi SA	411	25,168
Mapfre SA(2)	21,179	46,734
Melia Hotels International SA(1)	3,071	18,819
Miquel y Costas & Miquel SA	78	971
Naturgy Energy Group SA(2)	1,662	49,591
Neinor Homes SA(1)	1,125	12,703
Obrascon Huarte Lain SA(1)	23,193	11,875
Prosegur Cash SA	3,818	2,173
Prosegur Compania de Seguridad SA(2)	2,790	5,493
Redeia Corp. SA	11,345	190,167
Repsol SA	38,628	593,146
Sacyr SA	18,494	62,127
Talgo SA (Madrid)(2)	333	1,544
Telefonica SA, ADR(2)	48,843	208,560
Unicaja Banco SA	20,803	23,135
Viscofan SA(2)	277	17,005
		5,111,365
Sweden — 3.2%
AAK AB	4,570	92,820
AddLife AB, B Shares	743	6,828
AddTech AB, B Shares	2,373	44,161
Alfa Laval AB	2,028	75,652
Alleima AB	8,508	61,484
Ambea AB	451	1,902
Annehem Fastigheter AB, B Shares(1)	151	233
Arise AB	907	3,440
Arjo AB, B Shares	6,055	21,694
Assa Abloy AB, Class B	4,174	106,939
Atlas Copco AB, A Shares	24,077	371,660
Atlas Copco AB, B Shares	13,990	184,778
Atrium Ljungberg AB, B Shares	902	17,293
Avanza Bank Holding AB(2)	3,707	72,834
Axfood AB	2,565	63,942
Beijer Ref AB(2)	3,132	34,685
Better Collective A/S(1)(2)	847	19,189
Bilia AB, A Shares	2,990	32,423
Billerud Aktiebolag	6,836	66,712
BioArctic AB(1)	99	2,191
BioGaia AB, B Shares	2,701	27,272
Boliden AB	5,167	137,526
Bonava AB, B Shares(1)(2)	3,717	4,769
Boozt AB(1)	1,103	12,374
Bravida Holding AB	1,751	10,994
Bufab AB	1,081	32,619
Bure Equity AB	2,072	50,539
Byggmax Group AB(1)(2)	1,186	3,470
Castellum AB	3,027	36,967
Catena AB	510	19,030
Catena Media PLC(1)(2)	1,233	1,403
Cibus Nordic Real Estate AB publ	949	11,470
Cint Group AB(1)	1,828	1,586
Clas Ohlson AB, B Shares	1,811	22,103
Cloetta AB, B Shares	5,697	9,879

Coor Service Management Holding AB	784	2,932
Corem Property Group AB, B Shares(2)	6,921	5,818
Dios Fastigheter AB	2,413	16,285
Electrolux AB, B Shares(1)	5,191	51,104
Elekta AB, B Shares	6,921	54,015
Embracer Group AB(1)(2)	4,233	9,298
Eolus Vind AB, B Shares	472	3,868
Epiroc AB, A Shares	5,604	104,518
Epiroc AB, B Shares	3,348	52,723
EQT AB(2)	1,720	40,632
Essity AB, B Shares	6,015	150,479
Evolution AB	379	39,264
Fabege AB(2)	3,431	30,734
Fastighets AB Balder, B Shares(1)	6,059	35,781
Fingerprint Cards AB, B Shares(1)	1,176	124
Fortnox AB	8,409	44,730
G5 Entertainment AB	124	1,784
GARO AB(2)	383	1,248
Getinge AB, B Shares	5,532	117,575
Granges AB	4,140	45,480
H & M Hennes & Mauritz AB, B Shares	11,516	184,444
Hexagon AB, B Shares	10,709	107,260
Hexpol AB	5,532	56,492
HMS Networks AB	703	29,555
Hoist Finance AB(1)	1,730	6,130
Holmen AB, B Shares	924	38,726
Hufvudstaden AB, A Shares	1,835	23,050
Husqvarna AB, B Shares	5,584	42,638
Industrivarden AB, A Shares	2,398	72,153
Indutrade AB	2,435	53,414
Instalco AB	4,268	13,451
Intrum AB(2)	284	1,455
Investment AB Latour, B Shares	700	15,701
Inwido AB	1,443	17,887
JM AB(2)	1,250	17,454
Kopparbergs Bryggeri AB, B Shares	454	4,754
Lifco AB, B Shares	1,571	34,133
Lime Technologies AB	93	2,599
Lindab International AB	778	14,114
Loomis AB	2,766	73,562
Maha Energy AB(1)(2)	2,600	2,294
MEKO AB	513	5,100
Millicom International Cellular SA, SDR(1)	2,359	39,868
Modern Times Group MTG AB, B Shares(1)	3,856	31,117
Mycronic AB	2,364	53,702
NCC AB, B Shares(2)	3,441	38,465
Neobo Fastigheter AB(1)(2)	1,126	1,190
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares(2)	1,770	14,525
Nibe Industrier AB, B Shares	5,336	31,516
Nobia AB(1)	1,165	992
Nolato AB, B Shares	2,030	10,037
Nordea Bank Abp	34,318	383,655
Nordic Waterproofing Holding AB	311	4,875
Nordnet AB publ	4,118	67,333

NP3 Fastigheter AB	89	1,596
Nyfosa AB	2,301	15,282
Orron Energy AB(1)(2)	793	560
OX2 AB(1)	1	5
Pandox AB	1,852	22,530
Paradox Interactive AB	1,018	20,348
Peab AB, Class B	4,080	19,214
Platzer Fastigheter Holding AB, B Shares	531	3,436
Proact IT Group AB	345	2,886
RaySearch Laboratories AB(1)	89	811
Rejlers AB	199	2,162
Resurs Holding AB	5,291	12,294
Saab AB, B Shares	1,852	95,174
Sagax AB, B Shares	507	11,502
Samhallsbyggnadsbolaget i Norden AB(2)	11,270	4,012
Sandvik AB	9,149	180,808
Scandi Standard AB	2,398	12,787
Scandic Hotels Group AB(1)(2)	3,942	16,265
Sectra AB, B Shares(1)	2,920	37,039
Securitas AB, B Shares	1,774	15,970
Sinch AB(1)(2)	21,789	62,002
Skandinaviska Enskilda Banken AB, A Shares	17,240	208,614
Skanska AB, B Shares	5,643	90,685
SKF AB, B Shares	6,342	119,362
SkiStar AB(2)	1,531	16,394
Solid Forsakring AB	189	1,117
Spotify Technology SA(1)	303	56,088
SSAB AB, A Shares	6,025	45,618
SSAB AB, B Shares	17,121	126,723
Svenska Cellulosa AB SCA, B Shares	5,491	81,584
Svenska Handelsbanken AB, A Shares	18,830	177,929
Sweco AB, B Shares	1,505	18,029
Swedbank AB, A Shares	13,010	238,477
Swedish Orphan Biovitrum AB(1)	1,162	27,646
Tele2 AB, B Shares	5,757	45,198
Telefonaktiebolaget LM Ericsson, ADR(2)	54,441	266,217
Telia Co. AB	44,075	104,557
Tethys Oil AB	1,621	6,829
TF Bank AB(1)	201	2,847
Thule Group AB	941	23,095
Transtema Group AB(1)	301	344
Trelleborg AB, B Shares	3,665	113,756
Troax Group AB	1,300	25,237
Truecaller AB, B Shares(1)(2)	4,803	14,755
Viaplay Group AB, B Shares(1)	422	953
Vitec Software Group AB, B Shares	386	20,243
Vitrolife AB	318	5,524
Volvo AB, A Shares	1,893	44,729
Volvo AB, B Shares	17,368	402,791
Volvo Car AB, Class B(1)	13,446	43,888
Wallenstam AB, B Shares	4,902	21,343
Wihlborgs Fastigheter AB	4,412	35,822
		6,887,971
Switzerland — 8.3%
ABB Ltd., ADR	6,415	255,380

Adecco Group AG	733	35,353
Alcon, Inc.	4,039	304,660
Allreal Holding AG	319	52,409
ALSO Holding AG	129	36,181
ams-OSRAM AG(1)	4,815	9,393
Arbonia AG	1,126	10,958
Aryzta AG(1)	20,101	36,967
Ascom Holding AG	1,979	23,536
Autoneum Holding AG(1)	106	14,352
Avolta AG(1)	1,630	56,943
Bachem Holding AG, Class B(2)	389	28,937
Baloise Holding AG	1,144	175,187
Banque Cantonale Vaudoise	839	102,250
Barry Callebaut AG	42	69,993
Basilea Pharmaceutica AG(1)	121	4,799
Belimo Holding AG	143	69,714
Bell Food Group AG	60	18,738
Bellevue Group AG(2)	89	2,186
BKW AG	289	50,955
Bucher Industries AG	187	73,767
Burckhardt Compression Holding AG	53	29,677
Bystronic AG	14	8,070
Cembra Money Bank AG	784	58,929
Chocoladefabriken Lindt & Spruengli AG	1	122,313
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	10	123,647
Cie Financiere Richemont SA, Class A	5,365	671,000
Clariant AG(1)	6,216	93,080
Coltene Holding AG(1)	73	5,459
Comet Holding AG	138	37,986
COSMO Pharmaceuticals NV(2)	51	2,501
Daetwyler Holding AG, Bearer Shares	197	44,667
DKSH Holding AG	1,033	68,274
dormakaba Holding AG	184	99,249
EFG International AG	2,307	27,857
Emmi AG	40	41,874
EMS-Chemie Holding AG	101	71,611
Flughafen Zurich AG	523	110,830
Forbo Holding AG	30	34,010
Fundamenta Real Estate AG(1)	318	6,151
GAM Holding AG(1)	1,797	857
Geberit AG	386	216,551
Georg Fischer AG	1,691	110,945
Givaudan SA	14	52,394
Gurit Holding AG, Bearer Shares(1)	60	5,023
Helvetia Holding AG	1,176	160,862
Holcim AG(1)	8,688	639,087
Huber & Suhner AG	537	39,917
Idorsia Ltd.(1)(2)	580	1,267
Implenia AG	770	25,180
Ina Invest Holding AG(1)	20	403
Inficon Holding AG	78	105,136
Interroll Holding AG	20	57,285
Intershop Holding AG	26	18,181
Julius Baer Group Ltd.	4,629	234,218
Komax Holding AG	62	13,712

Kuehne + Nagel International AG	806	233,314
LEM Holding SA	23	49,269
Leonteq AG(2)	434	19,473
Liechtensteinische Landesbank AG	79	5,653
Logitech International SA	3,954	345,659
Lonza Group AG	501	193,948
Medacta Group SA	105	14,136
Metall Zug AG, B Shares	4	6,413
Mobilezone Holding AG	1,771	26,585
Mobimo Holding AG	167	49,481
Nestle SA	11,967	1,361,708
Novartis AG, ADR	20,852	2,041,411
OC Oerlikon Corp. AG	4,799	20,027
Orior AG	391	32,450
Partners Group Holding AG	585	771,317
Peach Property Group AG(1)	168	2,134
PSP Swiss Property AG	1,034	136,442
Roche Holding AG	7,688	2,068,233
Roche Holding AG, Bearer Shares	328	93,447
Sandoz Group AG(1)(2)	3,651	104,218
Schindler Holding AG	346	74,252
Schindler Holding AG, Bearer Participation Certificate	556	124,579
Schweiter Technologies AG	24	13,868
Schweizerische Nationalbank(1)	2	9,474
SFS Group AG	406	45,798
SGS SA	2,125	180,844
Siegfried Holding AG(1)	99	89,266
SIG Group AG(1)	1,594	37,199
Sika AG	605	164,408
SKAN Group AG	202	18,480
Softwareone Holding AG(1)	2,187	44,406
Sonova Holding AG	196	56,588
St. Galler Kantonalbank AG	94	51,887
Stadler Rail AG	2,593	95,995
Straumann Holding AG	1,262	173,559
Swatch Group AG	1,119	56,025
Swatch Group AG, Bearer Shares	653	171,355
Swiss Life Holding AG	700	449,511
Swiss Prime Site AG	1,642	165,111
Swiss Re AG	4,088	482,796
Swisscom AG	657	383,678
Swissquote Group Holding SA	361	82,314
Temenos AG	872	73,998
TX Group AG	61	7,111
u-blox Holding AG(1)	334	35,103
UBS Group AG(2)	40,508	1,144,351
Valiant Holding AG	415	44,787
VAT Group AG	471	218,678
Vetropack Holding AG	50	2,047
Vontobel Holding AG	888	51,460
VP Bank AG, Class A	24	2,352
VZ Holding AG	197	21,386
V-ZUG Holding AG(1)	38	2,680
Zehnder Group AG	255	14,141

Zurich Insurance Group AG	1,775	889,304
		17,824,970
United Kingdom — 13.5%
3i Group PLC	22,601	639,216
4imprint Group PLC	403	21,797
abrdn PLC	30,034	61,990
Admiral Group PLC	5,881	200,942
AG Barr PLC	685	4,135
Airtel Africa PLC	28,409	39,366
AJ Bell PLC	7,601	24,532
Alliance Pharma PLC(2)	10,362	5,066
Alpha Group International PLC	573	12,368
Anglo American PLC	16,782	454,170
Antofagasta PLC	6,935	123,117
Ashmore Group PLC	2,920	6,539
Ashtead Group PLC	10,856	655,974
ASOS PLC(1)(2)	2,037	9,871
Associated British Foods PLC	4,086	123,046
Aston Martin Lagonda Global Holdings PLC(1)	3,975	11,405
AstraZeneca PLC, ADR	22,006	1,421,368
Atalaya Mining PLC	1,621	6,429
Auto Trader Group PLC	18,404	168,801
Avation PLC(1)	285	449
Aviva PLC	29,486	155,685
B&M European Value Retail SA	27,589	200,193
Babcock International Group PLC	4,076	20,390
BAE Systems PLC	17,138	227,375
Balfour Beatty PLC	9,906	40,796
Bank of Georgia Group PLC	1,761	76,780
Barclays PLC, ADR	63,811	460,715
Barratt Developments PLC	21,536	140,035
Beazley PLC	10,360	70,346
Bellway PLC	3,256	95,457
Berkeley Group Holdings PLC	1,702	99,882
Bloomsbury Publishing PLC	1,593	8,370
Bodycote PLC	2,068	14,996
BP PLC, ADR	40,891	1,483,934
Breedon Group PLC	3,554	15,561
Britvic PLC	10,143	106,714
BT Group PLC	179,243	278,614
Bunzl PLC	1,783	67,686
Burberry Group PLC	12,124	224,598
Burford Capital Ltd.	4,035	54,695
Bytes Technology Group PLC	9,339	63,982
Capricorn Energy PLC	3,916	7,380
Carnival PLC, ADR(1)	4,007	54,014
Centamin PLC	44,961	54,826
Central Asia Metals PLC	6,765	14,068
Centrica PLC	171,860	323,875
Cerillion PLC	701	11,649
Chemring Group PLC	1,059	4,222
Chesnara PLC	3,157	10,187
Clarkson PLC	707	26,098
Close Brothers Group PLC	5,419	52,742
CMC Markets PLC	4,009	4,568

Coats Group PLC	45,694	38,208
Coca-Cola HBC AG(1)	5,167	143,567
Compass Group PLC	16,145	408,734
Computacenter PLC	3,082	105,260
ConvaTec Group PLC	13,316	37,818
Crest Nicholson Holdings PLC	9,099	21,355
CRH PLC	6,618	415,279
Croda International PLC	994	56,394
CVS Group PLC	810	15,267
Darktrace PLC(1)	9,909	43,630
DCC PLC	1,496	101,135
De La Rue PLC(1)	2,261	1,921
DFS Furniture PLC	9,527	12,743
Diageo PLC, ADR	4,845	681,062
Direct Line Insurance Group PLC(1)	33,778	80,484
Diversified Energy Co. PLC	6,380	5,300
Domino's Pizza Group PLC	1,387	6,489
Dowlais Group PLC	12,339	15,989
Drax Group PLC	9,662	53,307
DS Smith PLC	26,586	97,772
Dunelm Group PLC	4,419	58,352
easyJet PLC(1)	8,253	47,468
Ecora Resources PLC	13,738	15,488
Endeavour Mining PLC	1,938	45,460
EnQuest PLC(1)	45,716	7,894
Essentra PLC	6,998	13,454
Experian PLC	6,675	245,397
FDM Group Holdings PLC	2,832	14,067
Ferrexpo PLC(1)	15,137	13,956
Firstgroup PLC(2)	40,690	82,283
Forterra PLC	7,139	13,806
Frasers Group PLC(1)	4,199	46,911
Fresnillo PLC	497	3,649
Frontier Developments PLC(1)	65	123
Games Workshop Group PLC	1,141	154,588
Gamma Communications PLC	1,255	16,771
Genel Energy PLC	8,674	7,868
Georgia Capital PLC(1)	584	7,376
Glencore PLC	143,134	800,719
Golar LNG Ltd.	3,232	69,585
Grafton Group PLC	6,351	65,057
Grainger PLC	18,182	58,383
Greggs PLC	1,688	52,406
GSK PLC, ADR	7,851	282,557
Gulf Keystone Petroleum Ltd.	10,676	17,316
Gym Group PLC(1)(2)	3,624	4,539
Haleon PLC, ADR(2)	53,325	456,462
Halfords Group PLC	3,874	9,212
Halma PLC	1,280	34,544
Harbour Energy PLC	8,634	25,111
Hargreaves Lansdown PLC	11,104	100,912
Hays PLC	36,679	48,493
Headlam Group PLC	1,141	2,740
Helios Towers PLC(1)	19,955	18,043
Hikma Pharmaceuticals PLC	4,871	106,144

Hill & Smith PLC	1,870	42,685
Hilton Food Group PLC	3,420	31,967
Hiscox Ltd.	4,569	58,685
Hochschild Mining PLC(1)	19,992	26,488
Hollywood Bowl Group PLC	7,163	24,110
Hotel Chocolat Group PLC(1)(2)	183	848
Howden Joinery Group PLC	18,900	175,301
HSBC Holdings PLC, ADR(2)	35,775	1,374,833
Hunting PLC	2,569	8,465
Ibstock PLC	12,744	21,087
IG Group Holdings PLC	8,950	77,402
IMI PLC	6,654	131,511
Impax Asset Management Group PLC	2,916	16,896
Indivior PLC(1)	5,080	82,709
Informa PLC	6,661	62,636
IntegraFin Holdings PLC	8,026	25,696
InterContinental Hotels Group PLC	1,161	90,030
Intermediate Capital Group PLC	3,734	74,014
International Distributions Services PLC(1)	15,435	47,331
International Personal Finance PLC	4,374	6,080
Intertek Group PLC	2,502	126,156
Investec PLC	14,255	92,638
IP Group PLC	29,947	19,097
IWG PLC(1)	7,707	13,884
J D Wetherspoon PLC(1)	4,249	36,750
J Sainsbury PLC	28,045	101,341
JD Sports Fashion PLC	70,820	140,963
JET2 PLC	2,860	43,342
Johnson Matthey PLC	4,233	82,962
Johnson Service Group PLC	18,744	31,152
Jubilee Metals Group PLC(1)(2)	28,078	1,953
Jupiter Fund Management PLC	7,591	7,925
Just Group PLC	13,695	13,948
Kainos Group PLC	2,483	30,426
Keller Group PLC	2,897	29,845
Kingfisher PLC	33,611	93,297
Knights Group Holdings PLC	237	291
Lancashire Holdings Ltd.	6,023	47,535
Legal & General Group PLC	66,850	194,279
Liontrust Asset Management PLC	2,711	18,410
Lloyds Banking Group PLC, ADR	196,843	431,086
London Stock Exchange Group PLC	1,946	219,379
Luxfer Holdings PLC	635	5,239
M&G PLC	14,541	38,515
Man Group PLC	38,764	102,683
Mandarin Oriental International Ltd.(2)	3,400	5,305
Marks & Spencer Group PLC	76,437	243,437
Marshalls PLC	1,809	5,736
Marston's PLC(1)	6,983	2,629
McBride PLC(1)	3,696	3,244
Me Group International PLC	14,615	23,654
Mears Group PLC	5,903	20,543
Mitchells & Butlers PLC(1)	10,295	28,856
Mitie Group PLC	23,939	29,581
Molten Ventures PLC(1)	2,262	7,465

Mondi PLC	8,691	154,858
Moneysupermarket.com Group PLC	10,218	35,219
Morgan Advanced Materials PLC	7,472	24,170
Morgan Sindall Group PLC	493	12,712
Mortgage Advice Bureau Holdings Ltd.	524	4,663
Motorpoint group PLC(1)	72	73
Naked Wines PLC(1)(2)	964	434
National Grid PLC, ADR(2)	7,921	522,865
NatWest Group PLC, ADR	40,973	219,206
Next 15 Group PLC	1,714	16,053
Next PLC	3,724	373,710
Ninety One PLC(2)	16,655	36,289
Norcros PLC	2,404	5,039
Ocado Group PLC(1)	886	6,731
OSB Group PLC	11,073	52,762
Pagegroup PLC	15,349	87,121
Pan African Resources PLC	106,942	22,493
Pantheon Resources PLC(1)	44,951	11,321
Paragon Banking Group PLC	5,426	33,169
Pearson PLC, ADR(2)	5,145	60,968
Pendragon PLC(1)	21,189	8,516
Pennon Group PLC	8,172	72,928
Persimmon PLC	3,579	56,706
Petra Diamonds Ltd.(1)	4,880	3,070
Petrofac Ltd.(1)(2)	3,277	878
Phoenix Group Holdings PLC	7,538	44,415
Playtech PLC(1)	3,187	16,508
Plus500 Ltd.	1,430	26,003
Prax Exploration & Production PLC	154,073	3,443
Premier Foods PLC	10,225	16,561
Prudential PLC, ADR(2)	5,306	116,361
PZ Cussons PLC	7,423	13,710
QinetiQ Group PLC	8,039	30,128
Quilter PLC	64,501	75,958
Rathbones Group PLC	909	18,320
Reach PLC	11,421	10,314
Reckitt Benckiser Group PLC	4,576	312,389
Redde Northgate PLC	9,590	43,421
Redrow PLC	7,780	53,053
RELX PLC, ADR	17,188	663,113
Renewi PLC(1)	877	6,489
Renishaw PLC	80	3,164
Rentokil Initial PLC	13,762	74,734
Restaurant Group PLC(1)	16,707	13,678
RHI Magnesita NV	807	28,495
Rightmove PLC	24,667	170,143
Rio Tinto PLC, ADR(2)	11,838	817,887
Rolls-Royce Holdings PLC(1)	53,734	183,365
Saga PLC(1)(2)	108	150
Sage Group PLC	4,743	67,866
Savannah Energy PLC(1)	44,665	3,722
Savills PLC	130	1,304
Schroders PLC	5,170	26,322
Serco Group PLC	23,913	47,218
Serica Energy PLC	17,231	49,981

Severn Trent PLC	2,008	65,964
Shanta Gold Ltd.	16,512	2,523
Shell PLC, ADR	30,098	1,980,448
SIG PLC(1)	1,703	613
Sirius Real Estate Ltd.	40,691	45,264
Smart Metering Systems PLC	1,076	8,814
Smith & Nephew PLC, ADR	3,049	79,122
Smiths Group PLC	2,384	49,742
Softcat PLC	3,864	62,048
Speedy Hire PLC	6,740	2,677
Spirax-Sarco Engineering PLC	569	66,491
Spire Healthcare Group PLC	642	1,806
Spirent Communications PLC	7,786	11,250
SSE PLC	8,493	196,787
SSP Group PLC(1)	13,261	34,828
St. James's Place PLC	9,840	80,778
Standard Chartered PLC	41,463	343,237
SThree PLC	5,787	29,548
Strix Group PLC(2)	2,672	2,415
Studio Retail Group PLC(1)	420	5
Superdry PLC(1)(2)	1,215	588
Tate & Lyle PLC	11,535	89,910
Tatton Asset Management PLC	821	5,428
Taylor Wimpey PLC	100,296	164,389
TBC Bank Group PLC	2,175	76,395
Telecom Plus PLC	518	10,013
Tesco PLC	95,460	344,993
TI Fluid Systems PLC	12,871	22,242
Topps Tiles PLC	1,038	591
TP ICAP Group PLC	18,031	42,215
Travis Perkins PLC	5,048	48,568
Tremor International Ltd.(1)	765	1,393
TUI AG(1)	1,052	6,417
Tullow Oil PLC(1)(2)	13,780	6,312
Unilever PLC, ADR	13,153	627,398
United Utilities Group PLC	5,814	80,116
Vanquis Banking Group PLC	9,000	12,671
Vertu Motors PLC	18,946	20,436
Vesuvius PLC	8,932	48,410
Victrex PLC	813	15,049
Virgin Money UK PLC	43,184	79,329
Vistry Group PLC	5,023	47,372
Vodafone Group PLC, ADR	34,486	312,443
Vp PLC	87	671
Watches of Switzerland Group PLC(1)	8,607	71,374
Watkin Jones PLC	3,373	2,001
Weir Group PLC	4,017	95,215
WH Smith PLC	1,292	20,729
Whitbread PLC	2,788	109,009
Wickes Group PLC	7,958	12,960
Wincanton PLC	1,138	4,182
Wise PLC, Class A(1)	19,351	191,428
WPP PLC, ADR(2)	1,117	50,019
XP Power Ltd.(2)	317	4,810
Yellow Cake PLC(1)	9,982	71,552

YouGov PLC	1,701	22,387
		28,965,726
United States — 0.2%
Gen Digital, Inc.	12	265
Liberty Global Ltd., Class A(1)	1,827	29,232
Liberty Global Ltd., Class C(1)	3,318	55,875
Newmont Corp.	6,802	270,654
Resolute Forest Products, Inc.(1)	2,300	2,565
		358,591
TOTAL COMMON STOCKS (Cost $194,248,662)		213,778,267
RIGHTS†
Australia†
Aeris Resources Ltd.(1)	7,356	49
Appen Ltd.(1)	92	4
Healius Ltd.(1)	615	122
		175
Italy†
Carel Industries SpA(1)(2)	333	331
Switzerland†
ams-OSRAM AG(1)	4,815	8,030
TOTAL RIGHTS (Cost $37,775)		8,536
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2)	79	8
Canada†
Constellation Software, Inc.(1)	100	1
TOTAL WARRANTS (Cost $—)		9
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,267,139	1,267,139
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,270,309	8,270,309
TOTAL SHORT-TERM INVESTMENTS (Cost $9,537,448)		9,537,448
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $203,823,885)		223,324,260
OTHER ASSETS AND LIABILITIES — (3.8)%		(8,118,497)
TOTAL NET ASSETS — 100.0%		$215,205,763

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.6%
Industrials	17.8%
Consumer Discretionary	11.6%
Materials	10.6%
Health Care	8.1%
Energy	7.8%
Information Technology	7.2%
Consumer Staples	6.3%
Communication Services	3.9%
Utilities	3.5%
Real Estate	2.0%
Short-Term Investments	4.4%
Other Assets and Liabilities	(3.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,091,317. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,751,358, which includes securities collateral of $11,481,049.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,560,162	$12,648,892	—
Belgium	410,102	1,580,260	—
Canada	3,292	22,190,639	—
Denmark	3,550,356	2,498,147	—
Finland	120,345	1,639,410	—
France	3,792,471	17,434,533	—
Germany	1,026,517	14,501,276	—
Hong Kong	53,314	3,880,778	—
Ireland	44,045	928,129	—
Israel	400,787	1,321,198	—
Italy	426,367	4,922,987	—
Japan	4,794,616	40,633,101	—
Netherlands	3,653,403	4,513,120	—
Norway	358,201	1,348,137	—
Singapore	82,195	2,741,067	—
Spain	1,412,663	3,698,702	—
Sweden	322,305	6,565,666	—
Switzerland	3,545,360	14,279,610	—
United Kingdom	12,585,964	16,379,762	—
United States	87,672	270,919	—
Other Countries	—	1,571,797	—
Rights	—	8,536	—
Warrants	—	9	—
Short-Term Investments	9,537,448	—	—
	$47,767,585	$175,556,675	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.